SEI
  INVESTMENTS



                              PROSPECTUS AS OF MAY 31, 2000

MONEY
    MARKET

Money Market Fund
Prime Obligation Fund
Government Fund

CLASS E

The Securities and Exchange
Commission has not approved
or disapproved these securities or
passed upon the adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

    SEI Daily
    Income Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Class E Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:

     MONEY MARKET FUND....................................................2
     PRIME OBLIGATION FUND................................................4
     GOVERNMENT FUND......................................................6
     MORE INFORMATION ABOUT FUND INVESTMENTS..............................8
     MORE INFORMATION ABOUT RISK..........................................8
     INVESTMENT ADVISER...................................................8
     PURCHASING AND SELLING FUND SHARES...................................9
     DIVIDENDS, DISTRIBUTIONS AND TAXES..................................11
     FINANCIAL HIGHLIGHTS................................................12
     HOW TO OBTAIN MORE INFORMATION ABOUT
     SEI DAILY INCOME TRUST......................................Back Cover

                                                                    Prospectus 1

                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests each Fund's assets in a way it believes will help each Fund achieve its goal. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

 ALTHOUGH EACH FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00,
            IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

2 Prospectus

MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in high quality, short-term money
                                                    market instruments
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with SEC requirements for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    Prospectus 3

                                                               MONEY MARKET FUND

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. Since Class E Shares are invested in the same portfolio of securities, returns for Class E Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that each class has different expenses.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991  6.02%
1992  3.71%
1993  3.00%
1994  4.30%
1995  6.01%
1996  5.45%
1997  5.63%
1998  5.55%
1999  5.14%
2000  6.43%

BEST QUARTER                                        WORST QUARTER
1.68%                                               0.72%
(03/31/91)                                          (06/30/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table shows the Fund's average annual total returns for the periods ended December 31, 2000.

                                                             SINCE
                                1 YEAR  5 YEARS  10 YEARS  INCEPTION
--------------------------------------------------------------------
MONEY MARKET
 FUND -- CLASS A SHARES         6.43%    5.64%     5.12%      6.44%*
--------------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS NOVEMBER 15, 1983.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS E SHARES
Investment Advisory Fees                                 0.02%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.57%
                                                        ------
Total Annual Fund Operating Expenses                     0.59%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE EACH WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

    MONEY MARKET FUND -- CLASS E SHARES             0.13%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Money Market Fund -- Class E
 Shares                          $60     $189     $329      $738

4 Prospectus

PRIME OBLIGATION FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in high quality, short-term money
                                                    market instruments
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper (including asset-backed securities) rated in the highest short-term rating category by at least one nationally recognized statistical rating organization;
(ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term corporate obligations (including asset-backed securities) rated in one of the two highest long-term rating categories; (iv) short-term obligations issued by state and local governments; and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with SEC requirements for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows guidelines about the credit quality, maturity and diversification of its investments. With respect to credit quality and maturity, these guidelines are more restrictive than the Investment Company Act rules applicable to money market funds.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    Prospectus 5

                                                           PRIME OBLIGATION FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. Since Class E Shares are invested in the same portfolio of securities, returns for Class E Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that each class has different expenses.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991  6.25%
1992  3.64%
1993  3.11%
1994  4.22%
1995  5.99%
1996  5.40%
1997  5.57%
1998  5.53%
1999  5.18%
2000  6.42%

BEST QUARTER                                        WORST QUARTER
1.77%                                               0.75%
(03/31/91)                                          (06/30/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table shows the Fund's average annual total returns for the periods ended December 31, 2000.

                                                             SINCE
                                1 YEAR  5 YEARS  10 YEARS  INCEPTION
--------------------------------------------------------------------
PRIME OBLIGATION FUND -- CLASS
 A SHARES                       6.42%    5.62%     5.15%      5.93%*
--------------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS DECEMBER 22, 1987.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund Shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS E SHARES
Investment Advisory Fees                                 0.02%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.42%
                                                        ------
Total Annual Fund Operating Expenses                     0.44%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE EACH WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

    PRIME OBLIGATION FUND -- CLASS E SHARES         0.15%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Prime Obligation Fund -- Class
 E Shares                        $45     $141     $246      $555

6 Prospectus

GOVERNMENT FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. government securities
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with SEC requirements for money market funds) that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    Prospectus 7

                                                                 GOVERNMENT FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. Since Class E Shares are invested in the same portfolio of securities, returns for Class E Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that each class has different expenses.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for five years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996  5.35%
1997  5.49%
1998  5.45%
1999  5.06%
2000  6.31%

BEST QUARTER                                        WORST QUARTER
1.62%                                               1.17%
(09/30/00)                                          (06/30/99)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table shows the Fund's average annual total returns for the periods ended December 31, 2000.

                                                        SINCE
                                     1 YEAR  5 YEARS  INCEPTION
---------------------------------------------------------------
GOVERNMENT FUND --
 CLASS A SHARES                      6.31%    5.53%      5.55%*
---------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS OCTOBER 27, 1995.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS E SHARES
Investment Advisory Fees                                 0.02%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.47%
                                                        ------
Total Annual Fund Operating Expenses                     0.49%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR, AND/OR DISTRIBUTOR ARE EACH WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR, AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:

    GOVERNMENT FUND -- CLASS E SHARES               0.15%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Government Fund -- Class E
 Shares                          $50     $157     $274      $616

8 Prospectus

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. The Funds are required to invest at least 80% of their assets, but normally will invest 100% of their assets, in the types of securities described in this prospectus. However, the Funds also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives.

MORE INFORMATION ABOUT RISK

The Funds are also subject to the following additional risks:

CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.

OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

PREPAYMENT RISK: The risk to a Government National Mortgage Association ("GNMA") or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal prepayments are passed through to the holders of GNMA securities, prepayments also reduce the future payments on such securities and may reduce their value.

INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Wellington Management Company, LLP ("Wellington Management") located at 75 State Street, Boston, Massachusetts 02109, serves as the Adviser to the Funds. As of January 31, 2001, Wellington Management had approximately $283 billion in assets under management. For the fiscal year ended January 31, 2000, each Fund paid Wellington Management advisory fees of 0.01% of its average daily net assets.

John C. Keogh is the portfolio manager of each Fund. Mr. Keogh has been an investment professional with Wellington Management since 1983.

                                                                    Prospectus 9

                                              PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Funds. The Funds offer Class E Shares only to financial institutions that transact with the Funds through specific electronic trading platforms for their own or their customers' accounts or that meet the minimum purchase amounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). However, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class E Shares by placing orders electronically with systems that integrate with the Funds' Transfer Agent (or its authorized agent) by using certain SEI proprietary systems. These systems support digital delivery of trades, confirmations of trades, and delivery of prospectuses, annual reports, and other materials distributed by the Fund to shareholders. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations.

When you hold Fund shares through certain financial institutions (rather than directly through your own account), you may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund's NAV is calculated once each Business Day at 4:30 p.m., Eastern time, except for the Prime Obligation Fund, which calculates its NAV at 5:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Funds must receive your purchase order in proper form and federal funds (readily available funds) before each Fund calculates its NAV.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the net assets of the Fund.

The Funds value their securities by utilizing the amortized cost valuation method (as described in the SAI). If the Funds think amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that any Fund can accomplish this.

10 Prospectus

PURCHASING AND SELLING FUND SHARES

MINIMUM PURCHASES

If you are unable to employ the applicable electronic trading platforms and if you are purchasing Class E Shares for the first time, you must invest at least $100 million in the Funds. There is no minimum purchase amount for an investor who uses the electronic trading platforms.

HOW TO SELL YOUR FUND SHARES

If you own Class E Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediary) receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission ("SEC") declares an emergency or for other reasons. More information about this is in the SAI.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. ("SIDCo.") is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class E Shares.

For Class E Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. The Distributor has voluntarily agreed to waive the shareholder servicing fees applicable to Class E Shares of the Funds. The Distributor has no current intention to discontinue this voluntary waiver.

                                                                   Prospectus 11

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Funds declare dividends daily and distribute their income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

12 Prospectus

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of the Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information, except for the six months ended July 31, 2000, has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI DAILY INCOME TRUST --
FOR THE SIX MONTHS ENDED JULY 31, 2000 (UNAUDITED) AND FOR THE YEARS ENDED JANUARY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      NET
                                                                   REALIZED
                                                                      AND                     DISTRIBUTIONS    NET
                                          NET ASSET               UNREALIZED   DISTRIBUTIONS      FROM        ASSET
                                            VALUE        NET         GAINS       FROM NET       REALIZED      VALUE
                                          BEGINNING   INVESTMENT  (LOSSES) ON   INVESTMENT       CAPITAL      END OF
                                          OF PERIOD     INCOME    SECURITIES      INCOME          GAINS       PERIOD
                                          ----------  ----------  -----------  -------------  -------------  --------
---------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------
  CLASS A
    For the six months ended
      July 31, 2000*....................    $1.00       $0.03        $  --        $(0.03)        $   --       $1.00
    2000................................     1.00        0.05           --         (0.05)            --        1.00
    1999................................     1.00        0.05           --         (0.05)            --        1.00
    1998................................     1.00        0.06           --         (0.06)            --        1.00
    1997................................     1.00        0.05           --         (0.05)            --        1.00
    1996................................     1.00        0.06           --         (0.06)            --        1.00
---------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
---------------------------------------------------------------------------------------------------------------------
  CLASS A
    For the six months ended
      July 31, 2000*....................    $1.00       $0.03        $  --        $(0.03)        $   --       $1.00
    2000................................     1.00        0.05           --         (0.05)            --        1.00
    1999................................     1.00        0.05           --         (0.05)            --        1.00
    1998................................     1.00        0.05           --         (0.05)            --        1.00
    1997................................     1.00        0.05           --         (0.05)            --        1.00
    1996................................     1.00        0.06           --         (0.06)            --        1.00
---------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------------------------------------------------------------------------------------------------------------
  CLASS A
    For the six months ended
      July 31, 2000*....................    $1.00       $0.03        $  --        $(0.03)        $   --       $1.00
    2000................................     1.00        0.05           --         (0.05)            --        1.00
    1999................................     1.00        0.05           --         (0.05)            --        1.00
    1998................................     1.00        0.05           --         (0.05)            --        1.00
    1997................................     1.00        0.05           --         (0.05)            --        1.00
    1996(1).............................     1.00        0.01           --         (0.01)            --        1.00

                                                                                                            RATIO OF
                                                                              RATIO OF       RATIO       NET INVESTMENT
                                                                                NET       OF EXPENSES        INCOME
                                                                  RATIO OF   INVESTMENT    TO AVERAGE    TO AVERAGE NET
                                                    NET ASSETS    EXPENSES   INCOME TO     NET ASSETS        ASSETS
                                           TOTAL      END OF     TO AVERAGE   AVERAGE      (EXCLUDING      (EXCLUDING
                                          RETURN   PERIOD (000)  NET ASSETS  NET ASSETS     WAIVERS)        WAIVERS)
                                          -------  ------------  ----------  ----------  --------------  --------------

MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------
  CLASS A
    For the six months ended
      July 31, 2000*....................   3.09%    $  876,100     0.18%       6.26%         0.64%           5.80%
    2000................................   5.19        264,423     0.18        4.97          0.65            4.50
    1999................................   5.50      1,212,244     0.18        5.32          0.64            4.86
    1998................................   5.65        721,035     0.18        5.51          0.66            5.03
    1997................................   5.44        369,052     0.16        5.33          0.63            4.86
    1996................................   5.98         95,891     0.20        5.88          0.45            5.63
---------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
---------------------------------------------------------------------------------------------------------------------
  CLASS A
    For the six months ended
      July 31, 2000*....................   3.08%    $3,281,719     0.20%       6.07%         0.49%           5.78%
    2000................................   5.25      5,486,642     0.20        5.16          0.49            4.87
    1999................................   5.48      4,482,676     0.20        5.32          0.50            5.02
    1998................................   5.59      3,247,562     0.20        5.46          0.51            5.15
    1997................................   5.38      2,626,360     0.20        5.26          0.45            5.01
    1996................................   5.96      2,441,662     0.20        5.82          0.29            5.73
---------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------------------------------------------------------------------------------------------------------------
  CLASS A
    For the six months ended
      July 31, 2000*....................   3.02%    $  216,949     0.20%       5.98%         0.54%           5.64%
    2000................................   5.12        206,481     0.20        5.00          0.55            4.65
    1999................................   5.39        204,988     0.20        5.22          0.55            4.87
    1998................................   5.52        142,929     0.20        5.40          0.56            5.04
    1997................................   5.33        116,373     0.20        5.22          0.55            4.87
    1996(1).............................   1.48+        48,762     0.20        5.55          0.33            5.42

 + Returns are for the period indicated and have not been annualized
 * All ratios for the semi-annual period ended July 31, 2000 (unaudited) have been annualized.
(1) Government Class A Shares were re-offered beginning October 27, 1995. All ratios for that period have been annualized.

SEI
  INVESTMENTS

   The Art of People. The Science of Results.


More information about the Funds are available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 31, 2000, as supplemented March 31, 2001 includes more detailed information about SEI Daily Incime Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports typically list the Funds' holdings and contain information from the Funds' managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:

By Telephone:   Call 1-8OO-DIAL-SEI

By Mail:        Write to the Funds at:
                One Freedom Valley Drive
                Oaks, PA 19456

By Internet:    http://www.seic.com

From the SEC: You can obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Daily Income Trust, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-3451.

CMS-F-050 (3/01)

                             SEI DAILY INCOME TRUST

Administrator:

  SEI Investments Fund Management

Distributor:

  SEI Investments Distribution Co.

Investment Adviser:

  Wellington Management Company, LLP

    This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of SEI Daily Income Trust (the "Trust") and should be read in conjunction with the Trust's Class A, Class B, Class C, Sweep Class, Class H and Class CNI Prospectuses dated May 31, 2000 and the Trust's Class E Prospectus dated March 31, 2001. Prospectuses may be obtained without charge by writing the Trust's distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
The Trust.................................................................   S-2
Investment Objectives and Policies........................................   S-2
Description of Permitted Investments and Risk Factors.....................   S-4
Investment Limitations....................................................  S-17
Description of Ratings....................................................  S-19
The Administrator.........................................................  S-22
The Adviser...............................................................  S-24
Distribution and Shareholder Servicing....................................  S-25
Trustees and Officers of the Trust........................................  S-27
Performance...............................................................  S-29
Determination of Net Asset Value..........................................  S-33
Purchase and Redemption of Shares.........................................  S-34
Taxes.....................................................................  S-35
Portfolio Transactions....................................................  S-37
Description of Shares.....................................................  S-39
Limitation of Trustees' Liability.........................................  S-39
Code of Ethics............................................................  S-39
Voting....................................................................  S-39
Shareholder Liability.....................................................  S-39
Control Persons and Principal Holders of Securities.......................  S-40
Custodians and Wire Agent.................................................  S-53
Experts...................................................................  S-53
Legal Counsel.............................................................  S-53
Financial Statements......................................................  S-54

May 31, 2000, as supplemented March 31, 2001

SEI-F-045-10

                                   THE TRUST

    The Trust is a diversified, open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of portfolios. Except for differences between the Class A, Class B, Class C, Class H, CNI Class, Sweep Class and/or Class E shares pertaining to distribution and shareholder service plans, voting rights, dividends and transfer agency expenses, each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio. The Trust changed its name from SEI Cash+Plus Trust to its current name in April, 1994.

    This Statement of Additional Information relates to the following portfolios: Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II, Federal Securities, Corporate Daily Income, Treasury Securities Daily Income, Short-Duration Government, Intermediate-Duration Government and GNMA Funds (each a "Fund," and, together, the "Funds") and any different classes of the Funds. Currently, the Federal Securities and Treasury Securities Daily Income Funds are not selling shares.

                       INVESTMENT OBJECTIVES AND POLICIES

    MONEY MARKET FUND--The Money Market Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests in obligations denominated in U.S. dollars consisting of: (i) commercial paper issued by U.S. and foreign issuers, including asset-backed securities, rated, at the time of investment, in the highest short-term rating category by two or more nationally recognized statistical rating organizations (each, an "NRSRO"), or one NRSRO if only one NRSRO has rated the security or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) corporate obligations with a remaining term of not more than 397 days, rated, at the time of investment, in the highest short-term rating, it should be of an issuer that issues commercial paper of comparable priority and security meeting the above short-term ratings or, if not a rated security as defined by Rule 2a-7, determined by the Adviser to be of comparable quality; (iv) short-term obligations issued by state and local governmental issuers which are rated, at the time of investment, by at least two NRSROs in one of the two highest municipal bond rating categories, or, if not rated, determined by the Adviser to be of comparable quality, and which carry yields that are competitive with those of other types of money market instruments of comparable quality; (v) U.S. dollar denominated obligations of foreign governments including Canadian and Provincial Government and Crown Agency Obligations; (vi) investments permitted for the Government II Fund (see below); and (vii) repurchase agreements involving any of the foregoing obligations.

    PRIME OBLIGATION FUND--The Prime Obligation Fund seeks to preserve principal and maintain liquidity while providing current income. The Fund is a money market fund that invests in short-term U.S. dollar-denominated obligations rated, unless otherwise indicated below, in the top two short-term rating categories by two or more nationally recognized statistical rating organizations ("NRSROs") or one NRSRO if only one NRSRO has rated the security at the time of investment or, if not rated, determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund invests exclusively in the following obligations of U.S. issuers (excluding foreign branches of U.S. banks or U.S. branches of foreign banks): (i) commercial paper, including asset-backed securities, rated at the time of investment, in the highest short-term rating categories by two or more NRSROs, or one NRSRO if only one NRSRO has rated the security or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. commercial banks or savings and loan institutions that are members of the Federal Reserve System or are insured by the Federal Deposit Insurance Corporation, which banks or institutions have total assets of $500 million or more as shown on their most recent public financial statements, at the time of investment; (iii) corporate obligations with a remaining term of not more than 397 days, rated, at the time of investment, in the highest short-term rating category by two or more NRSROs, or one NRSRO if only one NRSRO has rated the security, or, if the obligation has no short-term rating, it should be of an issuer that issues commercial paper of comparable priority and security meeting the above short-term ratings or, if not a rated security as defined by Rule 2a-7, determined by the Adviser to be of comparable quality;
(iv) short-term obligations issued by the state and local governmental issuers, which are rated, at the time of investment, by at least two NRSROs in one of the two highest municipal bond rating categories, and which carry yields that are competitive with those of other money market instruments of comparable quality;
(v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; and (vi) repurchase agreements involving any of the foregoing obligations.

    GOVERNMENT FUND--The Government Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in (i) U.S. Treasury obligations; (ii) obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; and (iii) repurchase agreements fully-collateralized by such obligations.

    GOVERNMENT II FUND--The Government II Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. Since the Government II Fund invests exclusively in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies and instrumentalities of the U.S. Government, its income is not subject to state and local taxations.

    TREASURY FUND--The Treasury Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collateralized by such obligations.

    TREASURY II FUND--The Treasury II Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations.

    CORPORATE DAILY INCOME FUND--The Corporate Daily Income Fund seeks to provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility. Under normal market conditions, the Fund invests exclusively in obligations of U.S. domiciled issuers (not including foreign branches of U.S. banks or U.S. branches of foreign banks) consisting of: (i) commercial paper rated in one of the two highest short-term rating categories by a nationally recognized statistical rating organization (each an "NRSRO") or, if unrated, determined by the Adviser to be of comparable quality at the time of investment; (ii) obligations (certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. commercial banks or savings and loan institutions, provided that such institutions have net assets of at least
$500 million as of the end of their most recent fiscal year; (iii) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; (iv) corporate obligations (notes, bonds and debentures) rated in one of the four highest rating categories by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality at the time of investment; (v) mortgage-backed securities;
(vi) asset-backed securities rated in one of the four highest long-term rating categories by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality at the time of investment; and (vii) repurchase agreements involving the foregoing securities.

    The Adviser intends to limit the Fund's purchases of non-mortgage asset-backed securities to securities that are readily marketable at the time of purchase. Securities rated in the lowest category of investment grade may have speculative characteristics. In the event a security owned by the Fund is downgraded below these rating categories, the Adviser will take appropriate action with regard to such security. Under normal conditions, the Fund's duration will range from half a year to one and a half years.

    TREASURY SECURITIES DAILY INCOME FUND--The Treasury Securities Daily Income Fund seeks to provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility. Under normal market conditions, the Fund invests exclusively in (i) U.S. Treasury obligations; and
(ii) repurchase agreements involving such obligations. Under normal conditions, the Fund's duration will range from half a year to one and a half years. Maximum remaining maturity on any single issue will be five years.

    SHORT-DURATION GOVERNMENT FUND--The Short-Duration Government Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in
(i) U.S. Treasury obligations; (ii) obligations issued or guaranteed as to principal and interest by agencies and instrumentalities of the U.S. Government, including Government National Mortgage Association ("GNMA"), and other mortgage-backed securities of governmental issuers; and (iii) repurchase agreements fully-collateralized by such obligations. The Fund may also invest in swaps, caps and floors as described in this Statement of Additional Information, as a hedging strategy. Under normal market conditions, the Fund will have a duration of up to three years.

    INTERMEDIATE-DURATION GOVERNMENT FUND--The Intermediate-Duration Government Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests in the investments permitted for the Short-Duration Government Fund and may also invest in futures contracts (including futures on U.S. Treasury obligations and Eurodollar instruments) and related options, swaps, caps and floors, as described in this Statement of Additional Information, as a hedging strategy. Under normal market conditions, this Fund will have a duration of two and one-half to five years.

    GNMA FUND--The GNMA Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests in the investments permitted for the Short-Duration Government Fund, but without restrictions on portfolio duration. At least 65% of the total assets of the Fund will, under normal circumstances, be invested in instruments issued by GNMA. In addition, the GNMA Fund may invest in futures contracts (including futures on U.S. Treasury obligations) and related options, swaps, caps and floors, as described in this Statement of Additional Information, as a hedging strategy, and enter into dollar roll transactions with selected banks and broker-dealers.

    FEDERAL SECURITIES FUND--The Federal Securities Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in general obligations issued by the U.S. Treasury and repurchase agreements involving such obligations.

    There can be no assurance that the Funds will achieve their respective investment objectives.

                      DESCRIPTION OF PERMITTED INVESTMENTS

    ASSET-BACKED SECURITIES--The Money Market, Prime Obligation, and Corporate Daily Income Funds may invest in asset-backed securities. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

    Asset-backed securities are not issued or guaranteed by the United States Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

    The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

    BANKERS' ACCEPTANCES--A banker's acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

    CERTIFICATES OF DEPOSIT--A certificate of deposit is a negotiable, interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market, prior to maturity.

    COMMERCIAL PAPER--The Corporate Daily Income, Money Market and Prime Obligation Funds may invest in commercial paper. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

    COMMERCIAL PAPER RATINGS: The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff"), Thomson BankWatch ("Thomson") and IBCA Limited and IBCA, Inc. (together, "IBCA").

    Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1 and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a safety regarding timely payment, but not as high as A-1.

    Moody's employs two designations, judged to be high grade commercial paper, to indicate the relative repayment capacity of rated issuers as follows:

     Prime-1       Superior Quality
     Prime-2       Strong Quality

    The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch and reflects an assurance of timely payment only slightly lower in degree than the strongest issues.

    The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors that are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

    The rating TBW-1 is the highest commercial paper rating assigned by Thomson. Paper rated TBW-1 indicates a very high likelihood that principal and interest will be paid on a timely basis. The rating TBW-2 is the second-highest rating category assigned by Thomson. The relative degree of safety regarding timely repayment of principal and interest is strong. However, the relative degree of safety is not as high as for issues rated TBW-1.

    The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

    DOLLAR ROLLS--The GNMA Fund may enter into dollar rolls. Dollars rolls and "covered rolls" are transactions in which the Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase, typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. During the roll commitment period, a Fund forgoes principal and interest paid on such securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. As used herein the term "dollar roll" refers to dollar rolls that are not "covered rolls." At the end of the roll commitment period, a Fund may or may not take delivery of the securities the Fund has contracted to purchase.

    FIXED INCOME SECURITIES--Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities. Fixed income securities rated in the fourth highest rating category lack outstanding investment characteristics, and have speculative characteristics as well. Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of a Fund's securities will not affect cash income derived from these securities but will affect the Fund's net asset value.

    Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by a NRSRO, or, if not rated, are determined to be of comparable quality by the Fund's advisers. The Description of Ratings section of this Prospectus sets forth a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represents its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated BBB or Baa lack outstanding investment characteristics, and have speculative characteristics as well. In the event a security owned by a Fund is downgraded, the adviser will review the situation and take appropriate action with regard to the security.

    Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest, and do not guarantee the securities' yield or value or the yield or value of a Fund's shares.

    There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.

    FOREIGN SECURITIES--The Money Market Fund may invest in foreign securities. These instruments may subject the holder to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions, which might adversely affect the payment of principal and interest on such obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Although the Fund's foreign securities will be denominated in U.S. dollars, their value may be impacted by the exchange rate between the U.S. dollar and the foreign currency of the issuer.

    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS--Transactions in the foregoing instruments may be entered into by certain Funds on U.S. exchanges regulated by the Securities and Exchange Commission ("SEC") or the Commodities Futures Trading Commission ("CFTC"). Over-the-counter transactions involve certain risks which may not be present in an exchange environment.

    FUTURES CONTRACTS: The Intermediate-Duration Government and GNMA Funds may enter into futures contracts for hedging purposes only. A futures contract is a bilateral agreement providing for the purchase and sale for future delivery of a fixed income security, or a futures contract may be based on municipal bond or other financial indices, including any index of fixed income securities. A "sale" of a futures contract means a contractual obligation to deliver the securities called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means a contractual obligation to acquire the securities called for by the contract at a specified price on a specified date. Although futures contracts call for the actual delivery or acquisition of securities or, in the case of futures contracts based on an index, the making or acceptance of a cash settlement at a specified future time, the contractual obligation is usually fulfilled before such date without the making or taking of delivery by "closing out" the contract, that is, by buying or selling, as the case may be, on a commodities exchange, an identical futures contract calling for settlement in the same month, subject to the availability of a liquid secondary market; there can be no assurance that a liquid secondary market will exist for any particular futures contract. Brokerage commissions are incurred when a futures contract is bought or sold.

    Futures contracts have been designed by exchanges, which have been designated as "contract markets" by the CFTC, and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Presently, futures contracts are based on such debt securities as long-term U.S. Treasury Bonds, Treasury Notes, three-month U.S. Treasury Bills and bank certificates of deposit. Existing contract markets include the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. Futures contracts are traded on these markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

    Futures traders are required to make a good faith margin deposit in cash or government securities with or for the account of a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Deposit requirements on futures contracts customarily range upward from less than 5% of the value of the contract being traded.

    After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy the required margin, payment of an additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of the excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.

    At the time of delivery of securities pursuant to a futures contract based on fixed income securities, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

    Traders in futures contracts and related options may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held or expected to be acquired for investment purposes. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The purpose of the purchase or sale of a futures contract, in the case of a Fund that holds or intends to acquire long-term fixed income securities, is to hedge, that is, to attempt to protect the Fund from fluctuations in interest rates without actually buying or selling long-term fixed income securities. For example, if a Fund owns long-term bonds and interest rates were expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the long-term bonds owned by the Fund. If interest rates did increase, the value of the debt securities in the Fund would decline, but the value of the futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase. However, the use of futures contracts as an investment technique allows a Fund to maintain a hedging position without having to sell its Fund securities.

    Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of long-term bonds at higher prices. Since the fluctuations in the value of futures contracts should be similar to that of long-term bonds, a Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy long-term bonds. To the extent a Fund purchases futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Fund's obligations with respect to such futures contracts will consist of cash or liquid securities in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Fund with respect to such futures contracts.

    In order to insure that no Fund will be deemed to be a "commodity pool" as defined in CFTC Regulations, all futures transactions must constitute either bona fide hedging transactions or transactions for other purposes so long as the aggregate initial margin and premiums required for such transaction will not exceed five percent of the liquidation value of the qualifying entity's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. The Fund will only sell futures contracts to protect securities owned against declines in price or purchase contracts to protect against an increase in the price of securities intended for purchase. As evidence of this hedging interest, the Fund expects that approximately 75% of its futures contracts will be "completed"; that is, equivalent amounts of related securities will have been purchased or are being purchased by the portfolio upon sale of open futures contracts.

    OPTIONS ON FUTURES CONTRACTS: The Intermediate-Duration Government and GNMA Funds, subject to any applicable laws, may purchase and write options on futures contracts ("options on futures contracts") for hedging purposes only. An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract (i.e., a purchase of the futures contract), in the case of a call option, or a "short" position in the underlying futures contract (i.e., a sale of the futures contract), in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Such options on futures contracts will be traded on contract markets regulated by the CFTC. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, Wellington Management Company, LLP (the "Adviser") may purchase a call option on a futures contract on behalf of the Fund to hedge against a market advance due to declining interest rates.

    The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the options is higher than the exercise price, a Fund will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option a Fund has written is exercised, the Fund may incur a loss which will be reduced by the amount of the premium it receives, less related transaction costs. A straddle involves the simultaneous writing of put and call options with respect to a futures contract. The Funds will cover these straddles in accordance with applicable law. Depending on the degree of correlation between changes in the value of the portfolio securities of a Fund and changes in the value of its futures positions, a Fund's losses from existing options on futures contracts may to some extent be reduced or increased by changes in the value of the Fund's securities. The writer of an option on a futures contract is subject to the requirement of initial and variation margin payments.

    A Fund may cover the writing of call options on futures contracts
(a) through purchases of the underlying futures contract, or (b) through the holding of a call on the same futures contract and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Trust on behalf of a Fund in cash, cash equivalents or U.S. Treasury securities in a segregated account with its custodian. The Trust may cover the writing of put options on futures contracts on behalf of a Fund (a) through sales of the underlying futures contract, (b) through segregation of cash, cash equivalents or U.S. Treasury securities in an amount equal to the value of the security or index underlying the futures contract, or (c) through the holding of a put on the same futures contract and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or less than the exercise price of the put written if the difference is maintained by the Fund in cash or liquid securities in a segregated account with its custodian. Put and call options on futures contracts written by the Trust on behalf of a Fund may also be covered in such other manner as may be in accordance with the requirements of the exchange on which they are traded and applicable laws and regulations.

    The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs, although in order to realize a profit, it may be necessary to exercise the option and close out the underlying futures contract, subject to the risks of futures trading described herein. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. The writing of an option on a futures contract, however, involves all of the risks of futures trading, including the requirement to make initial and variation margin payments.

    Although techniques other than the sale and purchase of futures contracts and options on futures contracts could be used to control a Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a Fund will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

    RISKS OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS: Various additional risks exist with respect to the trading of futures contracts and options on futures contracts. For example, the Trust's ability to effectively hedge all or a portion of the holdings of a Fund through transactions in such instruments will depend on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant portion of the Fund's holdings. The trading of futures contracts and options entails the additional risk of imperfect correlation between movements in the futures or option price and the price of the underlying index or obligation, while the writing of options also entails the risk of imperfect correlation between securities used to cover options written and the securities underlying such options.

    Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund unable to close out a futures position would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability of the Fund to hedge effectively. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

    Moreover, if the Adviser's investment judgment about the general direction of interest rates is incorrect, the overall performance of a Fund that has entered into a futures contract would be poorer than if it had not entered into any such contract. If, for example, a Fund has hedged against the possibility of an increase in interest rates, which increase would adversely affect the price of bonds held in its portfolio, and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its hedged bonds because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices that reflect the rising market. A Fund may, therefore, have to sell securities at a time when it may be disadvantageous to do so.

    The risk of loss in trading futures contracts in some strategies can be substantial, due to both the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to a Fund. For example, if at the time of purchase 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total (100%) loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because a Fund will engage in futures strategies only for hedging purposes, the Adviser does not believe that the Fund is subject to the risks of loss frequently associated with futures transactions. A Fund would presumably have sustained comparable losses if, instead of transacting in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. The risk of loss from the purchase of options is less than the risk from the purchase or sale of futures contracts because the maximum amount at risk is the premium paid for the option.

    Utilization of futures transactions by a Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Fund could both lose money on futures contracts and experience a decline in the value of its portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of the bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

    Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

    ILLIQUID SECURITIES--Illiquid securities are securities which cannot be disposed of within seven business days at approximately the price at which they are being carried on a Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of more than seven days in length.

    MORTGAGE-BACKED SECURITIES--The Corporate Daily Income, Short-Duration Government, Intermediate-Duration Government and GNMA Funds may invest in mortgage-backed securities. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional 15- and 30-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and balloon mortgages. Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association ("GNMA") and government-related organizations such as Fannie Mae, and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-backed securities are guaranteed by a third party or otherwise similarly secured, the market value of such securities, which may fluctuate, is not so secured. If a Fund purchases a mortgage-backed security at a premium, that portion may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-backed security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to accurately predict the security's return to a Fund. In addition, regular payments received in respect of mortgage-backed securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

    A Fund may also invest in mortgage-backed securities that are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. For purposes of determining the average maturity of a mortgage-backed security in its investment portfolio, a Fund will utilize the expected average life of the security, as estimated in good faith by the Adviser.

    GOVERNMENT PASS-THROUGH SECURITIES: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and FHLMC. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also each guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCs) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

    There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") that are guaranteed as to the timely payment of principal and interest by GNMA and are backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") that are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-backed securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PC's"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

    PRIVATE PASS-THROUGH SECURITIES: These are mortgage-backed securities issued by a non-governmental entity, such as a trust. These securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investments conduits ("REMICs") that are rated in one of the top two rating categories. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

    COLLATERALIZED MORTGAGE OBLIGATIONS: CMOs are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

    REMICS: A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates.

    PARALLEL PAY SECURITIES, PAC BONDS: Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

    STRIPPED MORTGAGE-BACKED SECURITIES ("SMBs"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments, and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments, and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. During times when interest rates are experiencing fluctuations, such securities can be difficult to price on a consistent basis. The market for SMBs is not as fully developed as other markets; SMBs, therefore, may be illiquid.

    RESETS: Interest rates on the mortgages underlying the adjustable rate securities and other floating rate securities are reset at intervals of one year or less in response to changes in a predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost-of-funds index or a moving average of mortgage rates. Commonly used indices include the one-year and three-year constant maturity Treasury rates (CMT), the three-month Treasury Bill rate, the 180-day Treasury Bill rate, the Eleventh District Federal Home Loan Bank Cost-of-Funds Index, and the one-month, three-month, six-month or one-year London Interbank Offered Rate.

    CAPS AND FLOORS: Underlying mortgages or other obligations that collateralize the adjustable rate securities and other floating rate securities will frequently have caps and floors, which limits the maximum amount by which the loan rate may change up or down, either at each reset or adjustment interval or over the life of the loan. This provides the mortgage borrower and lender some degree of protection against large changes in monthly payments. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization, i.e., an increase in the balance of the mortgage loan. The adjustable rate feature of the mortgages underlying the adjustable rate mortgage securities ("ARMs"), collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs") in which a Fund may invest should reduce, but will not eliminate, price fluctuations in such securities, particularly during periods of extreme fluctuations in market interest rates. Since the interest rates on many mortgages underlying ARMs, CMOs and REMICs are reset on an annual basis and generally are subject to caps, it can be expected that the prices of such ARMs, CMOs and REMICs will fluctuate to the extent prevailing market interest rates are not reflected in the interest rates payable on the underlying ARMs, CMOs or REMICs. In this regard, the net asset value of the Trust's shares could fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during interim periods between interest rate reset dates. Accordingly, investors could experience some principal loss, or less gain than might otherwise be achieved, if they redeem their shares of the Trust before the interest rates on the mortgages underlying the Trust's portfolio securities are adjusted to reflect prevailing market interest rates.

    MUNICIPAL SECURITIES--The Money Market and Prime Obligation Funds may invest in Municipal Securities. The two principal classifications of Municipal Securities are "general obligation" and "revenue" issues. General obligation issues are issues involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues, although the characteristics and method of enforcement of general obligation issues may vary according to the law applicable to the particular issuer. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities or other specific revenue source. A Fund may also invest in "moral obligation" issues, which are normally issued by special purpose authorities. Moral obligation issues are not backed by the full faith and credit of the state but are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Certain private activity bonds that are issued by or on behalf of public authorities to finance various privately-owned or operated facilities are included within the term "Municipal Securities." Private activity bonds and industrial development bonds are generally revenue bonds, the credit and quality of which are directly related to the credit of the private user of the facilities.

    Municipal Securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, certificates of indebtedness, demand notes, tax-exempt commercial paper, construction loan notes and other forms of short-term, tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. Project notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its project notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the project notes.

    The quality of Municipal Securities, both within a particular classification and between classifications, will vary, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any NRSRO are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating(s) may have different yields, while Municipal Securities of the same maturity and interest rate with different rating(s) may have the same yield.

    An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

    MUNICIPAL NOTE RATINGS: Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term Municipal Securities rated MIG-1 or VMIG-1 are of the best quality and such securities have strong protection afforded by established cash flows, superior liquidity support and/or demonstrated access to the market for refinancing. Short-term Municipal Securities rated MIG-2 and VMIG-2 are of high quality and their margins of protection are ample, although not so large as in the preceding group.

    An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

    - Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

    - Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

    Note rate symbols are as follows:

    SP-1. Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

    SP-2. Satisfactory capacity to pay principal and interest.

    REPURCHASE AGREEMENTS--Each Fund, except the Government II and Treasury II Funds, may invest in repurchase agreements. Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price, which includes principal and interest. A Fund involved bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. The Adviser will only enter into repurchase agreements with financial institutions that it deems to present minimal risk of bankruptcy during the term of the agreement based on guidelines which are periodically reviewed by the Board of Trustees. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by a Fund will provide that the underlying security shall be fully collateralized at all times. This underlying security will be marked to market daily and the Adviser will monitor compliance with this requirement. Under all repurchase agreements entered into by a Fund, the Fund must take actual or constructive possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the security and may suffer a loss of principal and interest if that Fund is treated as an unsecured creditor. Repurchase Agreements are considered loans under the Investment Company Act of 1940 (the "1940 Act").

    SUPRANATIONAL AGENCY OBLIGATIONS--The Money Market Fund may invest in supranational agency obligations. Supranational agency obligations are debt obligations established through the joint participation of several governments, and include the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank, and the Nordic Investment Bank.

    SWAPS, CAPS, FLOORS AND COLLARS--The Intermediate-Duration Government, GNMA and Short-Duration Government Funds may invest in swaps, caps and floors as a hedging strategy. Interest rate swaps, mortgage swaps, currency swaps and other types of swap agreements such as caps, floors and collars are designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio, and to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a "notional principal amount," in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

    In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

    Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risk assumed. As a result, swaps can be highly volatile and have a considerable impact on a Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Any obligation a Fund may have under these types of arrangements will be covered by setting aside cash or liquid securities in a segregated account. A Fund will enter into swaps only with counterparties believed to be creditworthy.

    The Funds will enter into interest rate and mortgage swaps only on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Since these transactions are entered into for good faith hedging purposes, the Trust and the Adviser do not believe that such obligations constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Trust's or the Fund's borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate or mortgage swap will be accrued on a daily basis and an amount of cash or liquid securities rated in one of the top three ratings categories by Moody's or S&P, or, if unrated by either Moody's or S&P, deemed by the Adviser to be of comparable quality having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian.

    TIME DEPOSITS--A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with maturities of more than seven days are considered to be illiquid.

    U.S. GOVERNMENT AGENCY OBLIGATIONS--Each Fund, except the Treasury, Treasury II, Federal Securities and Treasury Securities Daily Income Funds, may invest in U.S. agency obligations. Various agencies of the U.S. Government, issue obligations, including, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, GNMA, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. The Funds may purchase securities guaranteed by GNMA which represent participation in Veterans Administration and Federal Housing Administration backed mortgage pools. Obligations of instrumentalities of the U.S. Government include securities issued by, among others, Federal Home Loan Banks, FHLMC, Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (E.G., GNMA), others (in which all Funds permitted to invest in agencies' securities may invest) are supported by the right of the issuer to borrow from the Treasury and still others (in which only the Corporate Daily Income Fund may invest) are supported only by the credit of the instrumentality (E.G., Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

    U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury as well as separately traded interest and principal component parts of such obligations, known as Separately Traded Registered Interest and Principal Securities ("STRIPS"), that are transferable through the federal book-entry system.

    U.S. TREASURY STRIPS--U.S. Treasury STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest-paying investments.

    VARIABLE OR FLOATING RATE INSTRUMENTS--Each of the Funds may invest in variable or floating rate instruments. These securities may involve a demand feature and may include variable amount master demand notes that may be backed by bank letters of credit. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the Adviser, be equivalent to the long-term bond or commercial paper ratings applicable to the Fund's permitted investments. The Adviser will monitor on an ongoing basis the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

    WHEN-ISSUED SECURITIES--Each Fund may invest in when-issued securities. These securities involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The Funds will make commitments to purchase obligations on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date. When-issued securities are subject to market fluctuation, and no interest accrues to the purchaser during the period prior to settlement. The payment obligation and the interest rate that a Fund will receive on the securities are each fixed at the time the Fund enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when delivery takes place may actually be higher than those obtained in the transaction itself, in which case the Fund could experience an unrealized loss at the time of delivery.

    When a Fund agrees to purchase when-issued securities, it will earmark or segregate cash or liquid securities in an amount equal to the Fund's commitment to purchase these securities. If the value of these assets declines, the appropriate Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

    The following investment limitations are fundamental policies of each Fund which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

A Fund may not:

 1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities), if as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; provided, however, that any money market fund except the Money Market and Prime Obligation Funds may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7 under the 1940 Act; and further provided that this limitation only applies to 75% of the total assets of the Corporate Daily Income, Treasury Securities Daily Income, Short-Duration Government, Intermediate-Duration Government, GNMA, and Federal Securities Funds.

 2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) domestic banks and (b) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

 3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of that Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of that Fund.

 4. Make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 10% of the Fund's net assets.

 5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (1) above in aggregate amounts not to exceed 10% of the net assets of such Fund taken at fair market value at the time of the incurrence of such loan.

 6. Invest in companies for the purpose of exercising control.

 7. Acquire more than 10% of the voting securities of any one issuer.

 8. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including (with the exception of the Short-Duration Government, Intermediate-Duration Government, and GNMA Funds) futures contracts. However, subject to its permitted investments, the Funds may purchase obligations issued by companies which invest in real estate, commodities or commodities contracts.

 9. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Funds may obtain short-term credits as necessary for the clearance of security transactions.

 10. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

 11. Purchase securities of other investment companies; provided that all Funds may purchase such securities as permitted by the 1940 Act and the rules and regulations thereunder but, in any event, such Funds may not purchase securities of other open-end investment companies.

 12. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in the Prospectuses and this Statement of Additional Information or as permitted by rule, regulation or order of the SEC.

13. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

14. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations, except (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or
    (ii) municipal securities which are rated by at least two nationally recognized municipal bond rating services if, as a result, more than 5% of the total assets (taken at fair market value) would be invested in such securities.

15. Purchase warrants, puts, calls, straddles, spreads or combinations thereof, except that the Intermediate-Duration Government and GNMA Funds may invest in options on futures contracts.

16. Invest in interests in oil, gas or other mineral exploration or development programs.

17. Purchase restricted securities (securities which must be registered under the Securities Act of 1933 before they may be offered or sold to the public) or other illiquid securities except as described in the Prospectuses and this Statement of Additional Information.

    Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees. Rule 144A securities are securities that are traded in the institutional market pursuant to an exemption from registration. Rule 144A securities may not be as liquid as exchange-traded securities since they may only be resold to certain qualified institutional buyers.

    Except with regard to the limitation on investing in illiquid securities, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security. These investment limitations and the investment limitations in each Prospectus are fundamental policies of the Trust and may not be changed without shareholders' approval.

    In addition, it is a non-fundamental policy of the Portfolios not to invest in oil, gas or mineral leases.

                             DESCRIPTION OF RATINGS

DESCRIPTION OF CORPORATE BOND RATINGS

    The following descriptions of corporate bond ratings have been published by Moody's Investor's Service, Inc. ("Moody's"), Standard and Poor's Corporation ("S&P"), Fitch Inc. ("Fitch"), and Thomson BankWatch ("Thomson"), respectively.

DESCRIPTION OF MOODY'S LONG-TERM RATINGS

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

DESCRIPTION OF S&P'S LONG-TERM RATINGS

INVESTMENT GRADE

AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

DESCRIPTION OF FITCH LONG-TERM RATINGS

INVESTMENT GRADE

AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, never-theless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.
            This is the lowest investment-grade category.

SPECULATIVE GRADE

BB Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met;
            however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C  High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A
            "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, D  Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor.
            While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

            Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process.
            Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated
            "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

DESCRIPTION OF THOMSON'S LONG-TERM DEBT RATINGS

INVESTMENT GRADE

AAA Bonds rated AAA indicate that the ability to repay principal and interest on a timely basis is very high.

AA Bonds rated AA indicate a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB Bonds rated BBB indicate an acceptable capacity to repay principal and interest. Issues rated BBB are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

    The following descriptions of commercial paper ratings have been published by Moody's, Standard and Poor's, Fitch, and Thomson BankWatch, respectively.

DESCRIPTION OF MOODY'S SHORT-TERM RATINGS

    PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    - Leading market positions in well-established industries.

    - High rates of return on funds employed.

    - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    - Well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P'S SHORT-TERM RATINGS

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

DESCRIPTION OF FITCH SHORT-TERM RATINGS

F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added
                 "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D                Default. Denotes actual or imminent payment default.

DESCRIPTION OF THOMSON'S SHORT-TERM RATINGS

TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

                               THE ADMINISTRATOR

    The Trust and SEI Investments Fund Management ("SEI Management" or the "Administrator") have entered into a Management Agreement (the "Management Agreement"). The Management Agreement provides that the Administrator shall not be liable for any error of judgement or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

    The continuance of the Management Agreement with respect to each Fund must be specifically approved at least annually (i) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of that Fund, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Management Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement is terminable, without penalty, at any time as to any Fund by the Trustees of the Trust, by a vote of a majority of the outstanding shares of that Fund or by the Administrator on not less than 30 days' nor more than 60 days' written notice. This Agreement shall not be assignable by either party without the written consent of the other party.

    The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds, but without limitation: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, ARK Funds, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Funds, Johnson Family Funds, Inc., Millenium Funds, Inc., The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI

Asset Allocation Trust, SEI Index Funds, Pitcairn Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II.

    The Administrator is obligated under the Management Agreement to pay the excess of a Fund's operating expenses as disclosed in the applicable Prospectuses. If operating expenses of any Fund exceed limitations established by certain states, the Administrator will pay such excess. The Administrator will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses. In addition, certain voluntary and contractual fee waivers and reimbursement arrangements by the Administrator were in effect during the fiscal year ended January 31, 2000. The Administrator has contractually agreed to waive up to all of its fee and, if necessary, pay other operating expenses in order to limit the total operating expenses to not more than (i) 0.20% of the Class A Shares of the Prime Obligation, Government II and Treasury Funds; (ii) 0.25% of the Class A Shares of Treasury II and Government Funds; (iii) 1.00% of the Class A Shares of the Federal Securities and Money Market Funds; (iv) 0.50% of the Class B Shares of the Prime Obligation, Government II, and Treasury Funds; (v) 0.55% of the Class B Shares of the Treasury II and Government Funds; (vi) 1.30% of the Class B Shares of the Money Market Fund; (vii) 0.70% of the Class C Shares of the Prime Obligation, Government II and Treasury Funds; (viii) 0.75% of the Class C Shares of the Treasury II and Government Funds; (ix) 1.50% of the Class C Shares of the Money Market Fund; and (x) 1.00% of the CNI Class Shares of the Government Fund, each on an annualized basis. The Administrator has voluntarily agreed to waive up to all of its fee in order to limit total operating expenses to not more than
(i) 0.20% of the average daily net assets of the Class A Shares of the Money Market and Government Funds , 0.35% of the average daily net assets of the Class A Shares of the Corporate Daily Income Fund, 0.45% of the average daily net assets of the Class A Shares of the Short-Duration Government Fund, 0.50% of the average daily net assets of the Class A Shares of the Short-Duration Government Fund and 0.60% of the average daily net assets of the Class A Shares of the Federal Securities and GNMA Funds; (ii) 0.48% of the average daily net assets of the Class B Shares of the Money Market Fund, 0.50% of the average daily net assets of the Class B Shares of the Government Fund and 0.75% of the average daily net assets of the Class B Shares of the Short-Duration Government Fund;
(iii) 0.68% of the average daily net assets of the Class C Shares of the Money Market Fund and 0.70% of the average daily net assets of the Class C Shares of the Government Fund; and (iv) 0.85% of the average daily net assets of the CNI Class Shares of the Government Fund, each on an annualized basis. The Administrator reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.

    For the fiscal years ended January 31, 1998, 1999 and 2000 the Funds paid fees to the Administrator as follows:

                                                 FEES PAID (000)           FEE WAIVERS (000)
                                            -------------------------  -------------------------
                                             1998     1999     2000     1998     1999     2000
                                            -------  -------  -------  -------  -------  -------
Money Market Fund.........................  $  775   $1,283   $1,104   $1,309   $1,868   $1,901
Prime Obligation Fund.....................  $4,887   $6,270   $7,953   $1,357   $1,364   $1,637
Government Fund...........................  $1,481   $2,116   $1,275   $  886   $1,132   $  670
Government II Fund........................  $1,288   $1,405   $1,534   $  406   $  353   $  314
Treasury Fund.............................  $  226   $  638   $  747   $  214   $  456   $  496
Treasury II Fund..........................  $1,687   $1,512   $1,239   $  367   $  246   $  157
Federal Securities Fund...................    *        *        *        *        *        *
Corporate Daily Income Fund...............  $  136   $  183   $  267   $   68   $   94   $  106
Treasury Securities Daily Income Fund.....    *        *        *        *        *        *
Short-Duration Government Fund............  $  245   $  287   $  367   $   30   $   32   $   25
Intermediate-Duration Government Fund.....  $  390   $  409   $  455   $   14   $    8   $    0
GNMA Fund.................................  $  276   $  279   $  328   $    1   $    0   $    0

------------------------

*   Not in operation during such period.

                                  THE ADVISER

    The Trust and Wellington Management Company, LLP (the "Adviser" or Wellington Management) have entered into four advisory agreements (the "Advisory Agreements," and each an "Advisory Agreement") dated September 30, 1983, December 15, 1986, August 4, 1993 and June 30, 1994, respectively. The Advisory Agreements provide that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from the reckless disregard of its obligations or duties thereunder.

    Wellington Management serves as the investment adviser for each Fund. The Adviser is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Under the Advisory Agreement, the Adviser invests the assets of the Funds and continuously reviews, supervises and administers each Fund's investment program. The Adviser is independent of the Administrator and SEI and discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust.

    The Adviser and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. As of February 28, 2001, the Adviser had discretionary management authority with respect to approximately $283 billion of assets, including the assets of the Trust and SEI Liquid Asset Trust, each an open-end management investment company administered by the Administrator. The principal address of the Adviser is 75 State Street, Boston, Massachusetts 02109. Wellington Management is a Massachusetts limited liability partnership whose managing partners are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan.

    The continuance of an Advisory Agreement with respect to a Fund after the first two (2) years of such Agreement must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to such Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. An Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

    The Adviser is entitled to a fee for its investment advisory services, which is accrued daily and paid monthly at the following annual rates: 0.075% of the combined daily net assets of the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II and Federal Securities Funds up to
$500 million and 0.02% of such net assets in excess of $500 million; 0.10% of the combined daily net assets of the Short-Duration Government, Intermediate-Duration Government and GNMA Funds up to $500 million, 0.075% of such net assets between $500 million and $1 billion, and 0.05% of such net assets in excess of $1 billion; and 0.10% of the combined daily net assets of the Corporate Daily Income and Treasury Securities Daily Income Funds up to
$500 million, 0.075% of such net assets between $500 million and $1 billion, and 0.05% of such assets in excess of $1 billion. Wellington Management may voluntarily waive portions of its fees, although such waiver is not expected to affect any Fund's total operating expenses, due to the nature of the Administrator's fee waivers. Wellington Management may terminate its waiver at any time.

    For the fiscal years ended January 31, 1998, 1999 and 2000 the Funds paid advisory fees as follows:

                                                 FEES PAID (000)           FEE WAIVERS (000)
                                            -------------------------  -------------------------
                                             1998     1999     2000     1998     1999     2000
                                            -------  -------  -------  -------  -------  -------
Money Market Fund.........................  $   36   $   69   $  113   $  115   $  153   $   97
Prime Obligation Fund.....................  $  233   $  293   $  631   $  557   $  641   $  536
Government Fund...........................  $   57   $   79   $  101   $  180   $  236   $   90
Government II Fund........................  $   61   $   65   $  122   $  154   $  150   $  103
Treasury Fund.............................  $    8   $   23   $   65   $   36   $   83   $   55
Treasury II Fund..........................  $   69   $   61   $   72   $  137   $  110   $   62
Federal Securities Fund...................    *        *        *        *        *        *
Corporate Daily Income Fund...............  $   33   $   44   $   65   $   25   $   35   $   42
Treasury Securities Daily Income Fund.....    *        *        *        *        *        *
Short-Duration Government Fund............  $   64   $   72   $   93   $   15   $   19   $   19
Intermediate-Duration Government Fund.....  $  104   $  110   $  130   $   11   $    9   $    0
GNMA Fund.................................  $   85   $   86   $  103   $    1   $    1   $    0

------------------------

*   Not in operation during such period.

                     DISTRIBUTION AND SHAREHOLDER SERVICING

    The Trust has adopted a Distribution Plan (the "Plan") for the Sweep Class Shares of each Fund that offers Sweep Class Shares (only the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds offer Sweep Class Shares) and CNI Class Shares of the Government Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board of Trustees has determined that the Plans are in the best interests of the shareholders. Continuance of the Plans must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of a Plan or in any agreements related thereto ("Qualified Trustees"). The Plans may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund or class affected. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

    The Plan adopted by the Sweep Class shareholders provides that the Trust will pay the Distributor a fee of up to 0.50% of the average daily net assets of a Fund's Sweep Class Shares that the Distributor can use to compensate broker-dealers and service providers, including affiliates of the Distributor, that provide distribution-related services to Sweep Class shareholders or to their customers who beneficially own Sweep Class Shares.

    The CNI Class Distribution Plan provides that the Trust will pay the Distributor a fee of up to 0.50% of the average daily net assets of the Government Fund's CNI Class Shares that the Distributor can use to compensate CNI Class shareholders that provide distribution-related services to their customers.

    Payments may be made under the Sweep Class and CNI Class Plans for distribution services, including reviewing of purchase and redemption orders, assisting in processing purchase, exchange and redemption requests from customers, providing certain shareholder communications requested by the Distributor, forwarding sales literature and advertisements provided by the Distributor, and arranging for bank wires.

    Except to the extent that the Administrator and/or Adviser benefitted through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust has or had a direct or indirect financial interest in the operation of any of the distribution plans or related agreements.

    Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

    For the fiscal year ended January 31, 2000, the Funds incurred the following 12b-1 expenses:

                                                                                     AMOUNT PAID TO
                                                                                     3RD PARTIES BY
                                                                       TOTAL 12B-1     SIDCO FOR
                                                                       EXPENSES AS    DISTRIBUTOR
                                                        TOTAL 12B-1    A % OF NET   RELATED SERVICES
FUND                                            CLASS  EXPENSES (000)    ASSETS          (000)
----                                            -----  --------------  -----------  ----------------
Government Fund...............................  CNI      $    1,863         0.50%      $    1,863
Money Market Fund.............................  Sweep    $       71         0.50%      $       71
Prime Obligation Fund.........................  Sweep    $       51         0.50%      $       51
Government Fund...............................  Sweep    $       36         0.50%      $       36
Treasury Fund.................................  Sweep    $      457         0.50%      $      457

    The Funds have also adopted shareholder servicing plans for their Class A, Class B, Class C, Class H, CNI Class, Sweep Class Shares and Class E Shares (the "Service Plans"), and Administrative Services Plans for their Class B, Class C and Class H Shares. Under these Service and Administrative Services Plans, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service and Administrative Services Plans, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

                       TRUSTEES AND OFFICERS OF THE TRUST

    The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds, Inc., The Arbor Fund, ARK Funds, Armada Funds, Armada Advantage Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Fund, The Nevis Fund, Inc., Oak Associates Funds, The Parkstone Group of Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II, each of which is an open-end management investment company managed by SEI Investments Fund Management or its affiliates and, distributed by SEI Investments Distribution Co.

    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees*--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of SIMC, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, The Expedition Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    WILLIAM M. DORAN (DOB 05/26/40)--Trustee*--1701 Market St., Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    F. WENDELL GOOCH (DOB 12/03/32)--Trustee**--President, Orange County Publishing Co., Inc.; Publisher, Paoli News and Paoli Republican; and Editor, Paoli Republican, October 1981-January 1997. President, H&W Distribution, Inc., since July 1984. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.

    ROSEMARIE B. GRECO (DOB 3/31/46)--Trustee**--Principal, Grecoventures (consulting firm) since August 1997; President, Corestates Financial Corp., 1991-1997; Chief Executive Officer and President, Corestates Bank, N.A., 1991-1997; Director, Sonoco, Inc.; Director, PECO Energy; Director, Radian, Inc.; Trustee, Pennsylvania Real Estate Investment Trust; Director, Cardone Industries, Inc.; Director, Genuardi Markets, Inc.; Director, PRWT Comserve, Inc.; Trustee of SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    JAMES M. STOREY (DOB 04/12/31)--Trustee**--Partner, Dechert Price & Rhoads, September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition

Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee**--Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991-December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The Advisor's Inner Circle Fund, The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Liquid Asset Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Insurance Products Trust and SEI Tax Exempt Trust.

    EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer--Executive Vice President and President--Asset Management Division of SEI Investments since 1993. Executive Vice President of SIMC, and Administrator since 1994. Senior Vice President of the Distributor, 1986-1991; Vice President of the Distributor, 1981-1986.

    TIMOTHY D. BARTO (DOB 03/28/68)--Vice President and Assistant
Secretary--Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since December 1999. Associate at Dechert Price & Rhoads (1997-1999). Associate at Richter, Miller & Finn (1994-1997).

    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary--Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of SIMC, the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, SIMC, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

    JAMES R. FOGGO (DOB 06/30/64)--Controller and Chief Financial Officer--Vice President and Assistant Secretary of SEI Investments since January 1998. Vice President and Secretary of SIMC, the Administrator and Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.

    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant
Secretary--Vice President and Assistant Secretary of SEI Investments, SIMC, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

    CHRISTINE M. MCCULLOUGH (DOB 12/05/60)--Vice President and Assistant Secretary--Employed by SEI Investments since November, 1999. Vice President and Assistant Secretary of SIMC, the Administrator and Distributor since December 1999. Associate at White and Williams, LLP, 1991-1999. Associate at Montgomery, McCracken, Walker and Rhoads, 1990-1991.

    CYNTHIA M. PARRISH (DOB 10/23/59)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the SEI Investments, SIMC, the Administrator and the Distributor since August 1997. Branch Chief, Division of Enforcement, U.S. Securities and Exchange Commission, January 1995-August 1997. Senior Counsel--Division of Enforcement, U.S. Securities and Exchange Commission, September 1992-January 1995. Staff Attorney--Division of Enforcement, U.S. Securities and Exchange Commission, September 1990-September 1992.

    RICHARD W. GRANT (DOB 10/25/45)--Secretary--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.

    ROBERT S. LUDWIG (DOB 3/12/50)--Vice President and Assistant Secretary--Employed by SEI Investments since 1985. Senior Vice President and Chief Investment Officer of SEI Asset Management Group since 1995. Manager of Product Development for SEI's institutional mutual funds and repurchase trading desk from 1985 to 1995. Held various product management and development positions at Chase Econometrics and Interactive Data Corporation from 1974 to 1985.

    WILLIAM E. ZITELLI, JR. (DOB 6/14/68)--Vice President and Assistant Secretary --Vice President and Assistant Secretary of the Administrator and Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group (1998--2000). Associate at Pepper Hamilton LLP (1997--1998). Associate at Reboul, MacMurray, Hewitt, Maynard & Kristol (1994--1997).

    The Trustees and officers of the Trust own, as a group, less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator.

                               COMPENSATION TABLE

                                                   PENSION OR
                                AGGREGATE      RETIREMENT BENEFITS                        TOTAL COMPENSATION FROM
                              COMPENSATION         ACCRUED AS       ESTIMATED ANNUAL        REGISTRANT AND FUND
NAME OF                      FROM REGISTRANT         PART OF         BENEFITS UPON     COMPLEX PAID TO DIRECTORS FOR
PERSON AND POSITION          FOR FYE 1/31/00      FUND EXPENSES        RETIREMENT               FYE 1/31/00
-------------------          ---------------   -------------------  ----------------   -----------------------------
Robert A. Nesher,
  Trustee*.................    $        0              $0               $     0        $0 for services on 9 boards
William M. Doran,
  Trustee*.................    $        0              $0               $     0        $0 for services on 9 boards
F. Wendell Gooch,
  Trustee**................    $   14,222              $0               $     0        $110,000 for services on 9
                                                                                         boards
Rosemarie B. Greco**.......    $        0              $0               $     0        $0 for services on 9 boards
James M. Storey,
  Trustee**................    $   14,222              $0               $     0        $110,000 for services on 9
                                                                                         boards
George J. Sullivan,
  Trustee**................    $   14,222              $0               $     0        $110,000 for services on 9
                                                                                         boards

------------------------

  * Messrs. Nesher and Doran are Trustees who may be deemed to be "interested persons" of the Trust as the term is defined in the Investment Company Act of 1940.

 ** Messrs. Gooch, Storey, Sullivan and Ms. Greco serve as members of the Audit
    Committee of the Trust.

    Mr. Edward W. Binshadler is a Trustee Emeritus of the Trust. Mr. Binshadler serves as a consultant to the Audit Committee and receives as compensation, $5,000 per Audit Committee meeting attended.

                                  PERFORMANCE

    From time to time, each Fund may advertise yield and/or total return. These figures will be based on historical earnings and are not intended to indicate future performance.

    The current yield of the Funds that are money market funds is calculated daily based upon the 7 days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield.

    These money market Funds compute their effective compound yield by determining the net changes, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = {(Base Period Return + 1)TO THE POWER OF 365/7} - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

    From time to time, the Trust may advertise the yield of the Short-Duration Government, Intermediate-Duration Government, GNMA, Corporate Daily Income and/or Treasury Securities Daily Income Funds. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of these Funds refers to the annualized income generated by an investment in a Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:
Yield = 2[(((a-b)/ cd) + 1)TO THE POWER OF 6 - 1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

    Actual yields will depend on such variables as asset quality, average asset maturity, the type of instrument in which a Fund invests, changes in interest rates on money market instruments, changes in the expenses of the Funds and other factors.

    Yields are one basis upon which investors may compare the Funds with other mutual funds; however, yields of other mutual funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

    For the seven-day period ended January 31, 2000, the end of the Trust's most recent fiscal year, the current and effective yields for each money market Fund were as follows:

                                                                 SEVEN-DAY YIELD
                                                              ----------------------
FUND                                                           CURRENT     EFFECTIVE
----                                                          ----------   ---------
CLASS A
  Money Market Fund.........................................    5.61%       5.77%
  Prime Obligation Fund.....................................    5.75%       5.91%
  Government Fund...........................................    5.59%       5.74%
  Government II Fund........................................    5.39%       5.54%
  Treasury Fund.............................................    5.30%       5.44%
  Treasury II Fund..........................................    5.05%       5.18%
CLASS B
  Money Market Fund.........................................    5.31%       5.45%
  Prime Obligation Fund.....................................    5.45%       5.60%
  Government Fund...........................................    5.29%       5.43%
  Government II Fund........................................    5.10%       5.23%
  Treasury Fund.............................................    5.00%       5.13%
  Treasury II Fund..........................................    4.75%       4.86%

                                                                 SEVEN-DAY YIELD
                                                              ----------------------
FUND                                                           CURRENT     EFFECTIVE
----                                                          ----------   ---------
CLASS C
  Money Market Fund.........................................    5.11%       5.24%
  Prime Obligation Fund.....................................    5.25%       5.39%
  Government Fund...........................................    5.09%       5.22%
  Government II Fund........................................    4.90%       5.02%
  Treasury Fund.............................................    4.80%       4.92%
  Treasury II Fund..........................................    4.55%       4.65%
CLASS H
  Prime Obligation Fund.....................................      *           *
SWEEP CLASS
  Money Market Fund.........................................    4.86%       4.98%
  Prime Obligation Fund.....................................    5.00%       5.13%
  Government Fund...........................................    4.84%       4.96%
  Treasury Fund.............................................    4.55%       4.66%
CLASS E
  Money Market Fund.........................................      *           *
  Prime Obligation Fund.....................................      *           *
  Government Fund...........................................      *           *

    For the 30-day period ended January 31, 2000, the yield of each non-money market Fund was as follows:

FUND                                                          30-DAY YIELD
----                                                          ------------
CLASS A
  Corporate Daily Income Fund...............................    6.09%
  Short-Duration Government Fund............................    5.93%
  Intermediate-Duration Government Fund.....................    6.04%
  GNMA Fund.................................................    6.30%
CLASS B
  Short-Duration Government Fund............................    5.54%

    From time to time, the Trust may advertise total return for one or more of the following Funds: Short-Duration Government, Intermediate-Duration Government, GNMA, Corporate Daily Income and Treasury Securities Daily Income. The total return of a Fund refers to the average compounded rate of return for a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P(1 + T) TO THE POWER OF n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

    Based on the foregoing, the average annual total returns for the Funds from inception through January 31, 2000 and for the one, five and ten year periods ended January 31, 2000 were as follows:

                                                                         AVERAGE ANNUAL TOTAL RETURN
                                                             ---------------------------------------------------
                                                               ONE           FIVE          TEN           SINCE
FUND                            CLASS                          YEAR          YEAR          YEAR        INCEPTION
----                            -----                        --------      --------      --------      ---------
Corporate Daily Income          Class A(1).................    3.77%         5.89%         *              5.23%
  Fund                          Class B....................    *             *             *              *
                                Class C....................    *             *             *              *

                                                                         AVERAGE ANNUAL TOTAL RETURN
                                                             ---------------------------------------------------
                                                               ONE           FIVE          TEN           SINCE
FUND                            CLASS                          YEAR          YEAR          YEAR        INCEPTION
----                            -----                        --------      --------      --------      ---------
Treasury Securities Daily       Class A....................    *             *             *              *
  Income Fund                   Class B....................    *             *             *              *
                                Class C....................    *             *             *              *
Short-Duration Government       Class A(2).................    2.22%         6.13%         6.24%          6.36%
  Fund                          Class B(3).................    1.90%         5.83%         *              5.65%
                                Class C....................    *             *             *              *
Intermediate-Duration           Class A(4).................   (0.77)%        6.52%         6.83%          6.75%
  Government Fund
GNMA Fund                       Class A(5).................   (1.18)%        6.84%         7.32%          7.27%
                                Class B(6).................    *             *             *              *
Money Market Fund               Class A(7).................    5.19%         5.55%         5.27%          6.42%
                                Class B(8).................    4.87%         *             *              5.11%
                                Class C(9).................    4.66%         *             *              4.99%
                                Sweep Class(10)............    4.40%         *             *              4.48%
                                Class E(32)................    *             *             *              *
Prime Obligation Fund           Class A(11)................    5.25%         5.53%         5.32%          5.33%
                                Class B(12)................    4.93%         5.22%         *              4.64%
                                Class C(13)................    4.72%         *             *              4.91%
                                Class H(31)................    *             *             *              *
                                Sweep Class(14)............    4.46%         *             *              4.50%
                                Class E(32)................    *             *             *              *
Government Fund                 Class A(15)................    5.12%         *             *              5.37%
                                Class B(16)................    4.81%         *             *              5.07%
                                Class C(17)................    4.60%         *             *              4.81%
                                CNI Class (18).............    1.57%         *             *              *
                                Sweep Class(19)............    4.34%         *             *              4.42%
                                Class E(32)................    *             *             *              *
Government II Fund              Class A(20)................    5.05%         5.39%         5.16%          5.82%
                                Class B(21)................    4.74%         5.08%         *              4.54%
                                Class C(22)................    4.53%         *             *              4.76%
                                Sweep Class................    *             *             *              *
Treasury Fund                   Class A(23)................    4.93%         5.38%         *              4.79%
                                Class B(24)................    4.62%         *             *              4.89%
                                Class C(25)................    4.41%         *             *              4.79%
                                Sweep Class(26)............    4.15%         *             *              4.43%
Treasury II Fund                Class A(27)................    4.60%         5.06%         4.90%          5.04%
                                Class B(28)................    4.30%         4.75%         *              4.55%
                                Class C(29)................    4.08%         *             *              4.50%
                                Sweep Class................    *             *             *              *
Federal Securities Fund         Class A(30)................    *             *             *              *

------------------------

  * Not in operation during period.

 (1) Corporate Daily Income Class A shares were offered beginning September 28, 1993.

 (2) Short-Duration Government Class A shares were offered beginning February 17, 1987.

 (3) Short-Duration Government Class B shares were offered beginning November 5, 1990.

 (4) Intermediate-Duration Government Class A shares were offered beginning February 17, 1987.

 (5) GNMA Class A shares were offered beginning March 20, 1987.

 (6) GNMA Class B shares were offered beginning July 12, 1994. GNMA Class B shares were fully liquidated on July 10, 1996.

 (7) Money Market Class A shares were offered beginning November 15, 1983.

 (8) Money Market Class B shares were fully liquidated March 12, 1997 and re-offered beginning August 12, 1997.

 (9) Money Market Class C shares were offered beginning May 17, 1995.

(10) Money Market Sweep Class Shares were offered beginning July 15, 1998.

(11) Prime Obligation Class A shares were offered beginning December 22, 1987.

(12) Prime Obligation Class B shares were offered beginning March 26, 1991.

(13) Prime Obligation Class C shares were reoffered beginning April 30, 1996 and were fully liquidated October 27, 1994.

(14) Prime Obligation Sweep Class Shares were offered beginning May 18, 1998.

(15) Government Class A shares were offered beginning March 8, 1992, were fully liquidated June 2, 1993 and were reoffered beginning October 27, 1995.

(16) Government Class B shares were offered beginning August 22, 1995.

(17) Government Class C shares were offered beginning July 1, 1997.

(18) Government Class CNI shares (formerly Class G and C) were fully liquidated June 21, 1999.

(19) Government Sweep Class Shares were offered beginning June 4, 1998.

(20) Government II Class A shares were offered beginning December 9, 1985.

(21) Government II Class B shares were offered beginning January 28, 1991.

(22) Government II Class C shares were offered beginning November 27, 1996.

(23) Treasury Class A shares were offered beginning September 30, 1992.

(24) Treasury Class B shares were offered beginning August 4, 1997.

(25) Treasury Class C shares were offered beginning July 27, 1995.

(26) Treasury Sweep Class shares were offered beginning August 1, 1997.

(27) Treasury II Class A shares were offered beginning July 28, 1989.

(28) Treasury II Class B shares were offered beginning February 15, 1990.

(29) Treasury II Class C shares were offered beginning May 8, 1995.

(30) Federal Securities Class A shares were offered beginning November 12, 1982, and were fully liquidated July 15, 1994.

(31) Prime Obligation Class H Shares have not been offered prior to the date of this Statement of Additional Information.

(32) Money Market, Prime Obligation and Government Class E Shares have not been offered prior to the date of this Statement of Additional Information.

    The Funds may, from time to time, compare their performance to the performance of other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

                        DETERMINATION OF NET ASSET VALUE

    Securities of the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II and Federal Securities Funds will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, there may be periods during which the value of an instrument, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Trust resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

    The Trust's use of amortized cost valuation (with respect to the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II and Federal Securities Funds) and the maintenance of the Trust's net asset value at $1.00 are permitted, provided certain conditions are met, by Rule 2a-7, promulgated by the SEC under the 1940 Act. Under Rule 2a-7, as amended, a money market portfolio must maintain a dollar-weighted average maturity of 90 days or less and not purchase any instrument having a remaining maturity of more than 397 days. In addition, money market funds may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are "eligible securities." An "eligible security" is one that is (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). The Adviser will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. In addition, investments in second tier securities are subject to the further constraints that (i) no more than 5% of a money market portfolio's assets may be invested in such securities in the aggregate, and (ii) any investment in such securities of one issuer is limited to the greater of 1% of the Fund's total assets or $1 million. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for each Fund. However, there is no assurance that the Trust will be able to meet this objective for any Fund. The Trust's procedures include the determination of the extent of deviation, if any, of each Fund's current net asset value per share calculated using available market quotations from each Fund's amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if any Fund incurs a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of that Fund in each shareholder's account and to offset each shareholder's PRO RATA portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends.

    Securities of the Short-Duration Government, Intermediate-Duration Government, GNMA, Corporate Daily Income and Treasury Securities Daily Income Funds may be valued by the Manager pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

                       PURCHASE AND REDEMPTION OF SHARES

    It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Portfolios of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

    A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the New York Stock Exchange, the Manager, the Adviser(s), the Distributor and/or the Custodian(s) are not open for business.

    The Administrator or Distributor will not accept securities as payment for shares of the GNMA Fund unless (a) such securities meet the investment objective and policies of the Fund; (b) the securities are acquired for investment and not for resale; (c) such securities are liquid securities which are not restricted as to transfer either by law or liquidity of market; and (d) such securities have a value which is readily ascertainable (and not established only by evaluation).

                                     TAXES

    The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectuses. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Funds or their shareholders and the discussion here and in the Funds' prospectuses is not intended as a substitute for careful tax planning.

    This discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS A RIC

    Each Fund intends to qualify and elect to be treated as a "regulated investment company" as defined under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital loss) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following
(i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or other income derived with respect to its business of investing in such stock or securities; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which are engaged in the same, similar or related trades or businesses, if the Fund owns at least 20% of the voting power of such issuers.

    Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute, by the end of any calendar year, at least 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

    If a Fund fails to qualify as a RIC for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gains distributions) will be taxable as ordinary income dividends to its shareholders to the extent of a Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends received deduction for corporate shareholders (subject to certain minimum holding periods).

    A Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

    The Funds receive income generally in the form of interest on their investments. Any distributions by a Fund from such income will be taxable to you as ordinary income, whether you take them in cash or additional shares. A Fund may derive capital gains and losses in connection with sales other dispositions of its portfolio of securities. Distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains will be taxable to you as long-term capital gain regardless of how long you have held your shares.

    A Fund will inform you of the amount of your ordinary income dividends and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

    Because the Funds' income is expected to be derived primarily from interest rather than dividends, no portion of a Fund's distributions is expected to be eligible for the corporate dividends-received deduction.

    If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

    By law, a Fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct social security or taxpayer identification number, or if the IRS instructs a Fund to do say.

    Redemptions and exchanges of Fund shares may be taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on such shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within

30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

STATE TAXES

    A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes.

    Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting an investment in the Trust.

    Many states grant tax-free status to dividends paid to you from interest earned on direct obligation of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

                             PORTFOLIO TRANSACTIONS

    The Trust has no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Adviser is responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or brokerage commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust's policy of investing in securities with short maturities will result in high portfolio turnover. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

    The money market securities in which certain of the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the broker-dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such broker-dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Funds will primarily consist of dealer spreads and underwriting commissions.

    It is expected that certain of the Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Fund may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Fund's expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically. For the fiscal years ended January 31, 1996, 1997 and 1998, no Fund paid any brokerage commissions.

    Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers-dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

    The Trust does not expect to use one particular dealer, but, subject to the Trust's policy of seeking the best net results, dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Trust. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information.

    The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of January 31, 2000: the Corporate Daily Income Fund held a repurchase agreement issued by PaineWebber in the amount of $3.989 million; the Government Fund held repurchase agreements issued by ABN-Amro in the amount of $75 million and Lehman Brothers, Inc. in the amount of $45.6 million; the Short-Duration Government Fund held a repurchase agreement issued by PaineWebber in the amount of $5.397 million; the Intermediate-Duration Government Fund held a repurchase agreement issued by PaineWebber in the amount of $9.04 million; the Prime Obligation Fund held repurchase agreements issued by Lehman Brothers, Inc. in the amount of $1.1 million, Goldman Sachs Group in the amount of $190 million, and Warburg Dillion in the amount of $65 million; the GNMA Fund held a repurchase agreement issued by PaineWebber in the amount of $233,000; the Money Market Fund held repurchase agreements issued by ABN-Amro in the amount of $30 million and Lehman Brothers, Inc. in the amount of $29 million; and the Treasury Fund held repurchase agreements issued by ABN-Amro in the amount of $65 million, Barclay De Zoete Wedd in the amount of $82.8 million, Goldman Sachs Group in the amount of $77.2 million, Lehman Brothers, Inc. in the amount of $29 million, Morgan Stanley in the amount of $80 million, Paribas Corporation in the amount of $53 million, and Warburg Dillion in the amount of $45 million.

    The portfolio turnover rate for each fixed income fund for the fiscal years ending January 31, 1998, 1999 and 2000 was as follows:

                                                                       TURNOVER RATE
                                                            ------------------------------------
FUND                                                          1998          1999          2000
----                                                        --------      --------      --------
Short-Duration Government Fund............................    166%           90%          102%
Intermediate-Duration Government Fund.....................     57%           21%           31%
GNMA Fund.................................................      4%           27%           29%
Corporate Daily Income Fund...............................    108%           48%           71%

    A portfolio turnover rate would exceed 100% if all of its securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less, are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements which enable a Fund to receive favorable tax treatment.

                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share of a Fund upon liquidation of that Fund entitles a shareholder to a PRO RATA share in the net assets of that Fund after taking into account certain distribution expenses. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolios of shares or classes of portfolios. Any consideration received by the Trust for shares of any additional portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing the shares will not be issued.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his wilful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                                 CODE OF ETHICS

    The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Investment Adviser and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

                                     VOTING

    Where the prospectuses for the Funds or this Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of
(i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of March 1, 2001, the following persons were the only persons who were record owners (or, to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Funds. The Trust believes that most of the shares referred to below were held by the following persons in accounts for their fiduciary, agency, or custodial customers.

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
MONEY MARKET FUND             NorthWest Airlines                            85,000,000              9.65%
CLASS A SHARES                Attn: Cheryl Johnson
                              5101 Northwest Drive Dept. A4500
                              St. Paul, MN 55111-3075

                              Comcast Financial Agency Corp.            151,398,646.39             14.58%
                              1500 Market St.
                              Philadelphia, PA 19102-2100

                              One Park Media Services Inc.               54,023,638.57              5.19%
                              Attn: Connie S. Linhart
                              1201 Market St. Ste 1701
                              Wilmington, DE 19801-1164

                              Lorillard Tobacco Company                     75,400,000              7.24%
                              Manager Treasury Operations
                              714 Green Valley Road
                              Greensboro, NC 27408-7018

                              SEI Private Trust Company                  67,613,486.52              6.46%
                              Attn: Jackie Esposito
                              680 E. Swedesford Rd.
                              Wayne, PA 19087-1610

                              SEI Trust Co.                              67,890,212.54              6.04%
                              FBO 601 Banks
                              Attn: Eileen Carlucci
                              1 Freedom Valley Dr.
                              Oaks, PA 19456

CLASS B SHARES                SEI Trust Company                          30,704,190.62             19.78%
                              Attn: Ian Weiss
                              One Freedom Valley Drive
                              Oaks, PA 19456

                              Sovereign Bank                             20,236,275.54             13.42%
                              2 Morrissey Blvd.
                              Attn: Debra Morris
                              MA1-MB3-02-03
                              Dorchester, MA 02125-3312

                              US Trust                                   17,617,811.41             11.39%
                              40 Court Street
                              Boston, MA 02108-2202

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
                              California Federal Bank                    41,222,374.64             31.85%
                              Processing Operations
                              Attn: Evelyn Tobilla
                              830 Stillwater Rd. D-2
                              05-830=0210
                              West Sacramento, CA 95605-1630

                              Sovereign Bank                              8,808,494.71              5.48%
                              2 Morrissey Blvd.
                              Attn: Debra Morris
                              MA1-MB3-02-03
                              Dorchester, MA 02125-3312

CLASS C SHARES                Progress Bank                              23,783,024.83              7.89%
                              Attn: Marge McAleer
                              4 Sentry Parkway
                              P.O. Box 3036
                              Blue Bell, PA 19422-0764

                              USBancorp Trust Company                    15,693,973.94              5.23%
                              Attn: Sweep Desk
                              P.O. Box 520
                              Johnstown, PA 15907-0520

                              Corelink Financial Inc.                    18,918,832.58              6.14%
                              Attn: Chris Deonier-RI
                              1855 Gateway Blvd. #500
                              Concord, CA 94520-3289

                              Corelink Financial Inc.                    93,980,275.92             29.30%
                              Attn: Chris Deonier-MA
                              1855 Gateway Blvd. #500
                              Concord, CA 94520-3289

                              California Federal Bank                    41,724,985.71             13.33%
                              Processing Operations
                              Attn: Evelyn Tobilla
                              830 Stillwater Rd. D-2
                              05-830=0210

SWEEP CLASS SHARES            California Federal Bank                   160,814,061.94             70.80%
                              Processing Operations
                              Attn: Evelyn Tobilla
                              830 Stillwater Rd. D-2
                              05-830=0210

                              Tri County Bank                            11,327,515.16              5.03%
                              Operations Center
                              P.O. Box 909
                              Chico, CA 95927-0909

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
                              Sun National Bank                          24,461,123.45             10.84%
                              Toni Hill-Cash Management Dept.
                              226 Landis Ave.
                              Vineland, NJ 08360-8145

GOVERNMENT II FUND            CANAT & Co.                                   132,229.12              5.12%
CLASS A SHARES                C/o United National Bank & Trust Co.
                              Attn:

                              United States Trust Company               325,828,219.68             31.91%
                              Attn: Rich Lynch
                              P.O. Box 131
                              Boston, MA 02101-0131

                              PABL & Co.                                139,496,339.54             14.07%
                              C/o Peabody & Arnold
                              Attn: Peggy Ohrenberger
                              50 Rowes Wharf
                              Boston, MA 02110-3339

                              Fleet Investment Operations               144,448,801.34             14.58%
                              NY/RO/TO3C
                              159 E. Main St.
                              Rochester NY 14604-1605

                              Byrd & Co.                                 50,229,740.11              5.04%
                              C/o First Union National Bank
                              530 Walnut St.
                              Philadelphia, PA 19106-3620

CLASS B SHARES                Compass Bank Treasury Management              35,653,000             19.74%
                              Attn: Steven Cornelison
                              P.O. Box 10566
                              Birmingham, AL 35296-0001

                              SEI Trust Co.                              11,189,262.96              5.29%
                              FBO 601 Banks
                              Attn: Eileen Carlucci
                              1 Freedom Valley Drive
                              Oaks, PA 19456

                              United States Trust Company                65,846,401.20             36.88%
                              Attn: Rich Lynch
                              P.O. Box 131
                              Boston, MA 02101-0131

                              Muir & Co.                                  4,514,042.23              5.07%
                              C/o Frost National Bank
                              P.O. Box 2479
                              San Antonio, TX 78298-2479

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
                              SEI Trust Co.                              11,214,275.85              6.43%
                              C/o The Peoples Bank
                              Attn: Mutual Fund Admin.
                              One Freedom Valley Dr.
                              Oaks, PA 19456

                              GABCO                                        9,756353.48              5.52%
                              German American Bank
                              Attn: Norm Kempf
                              711 Main Street
                              Jasper, IN 47546-3042

                              CENCO                                      13,552,474.45              9.14%
                              C/o Compass Bank
                              Attn: Bobby Morris
                              P.O. Box 10566
                              Birmingham, AL 35296-0001

CLASS C SHARES                TrustCompany Bank                           5,660,926.36             10.52%
                              Attn: Cash Management
                              (Suite 1025)
                              35 Journal Square
                              Jersey City, NJ 07306-4011

                              CENCO                                      13,181,259.67             24.23%
                              C/o Compass Bank
                              Attn: Bobby Morris
                              P.O. Box 10566
                              Birmingham, AL 35296-0001

PRIME OBLIGATION FUND         Northwestern Mutual Life-Lending             297,800,000              5.45%
CLASS A SHARES                Attn: Brian Yeazel
                              720 E. Wisconsin Ave. N 17 NW
                              Milwaukee, WI 53202-4703

                              The New Hillman Company                   662,583,805.89             12.03%
                              C/o Amalgamated Bank of New York
                              Attn: Rosemarie Rodin
                              11-15 Union Square
                              New York, NY 10459-2792

CLASS B SHARES                SEI Trust Company                          34,051,471.87              6.32%
                              Attn: Ian Weiss
                              One Freedom Valley Drive
                              Oaks, PA 19456

                              SEI Trust Co.                             105,047,680.14             19.02%
                              FBO 601 Banks
                              Attn: Eileen Carducci
                              1 Freedom Valley Dr.
                              Oaks, PA 19456

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
                              Sovereign Bank                             36,865,947.12              6.89%
                              2 Morrissey Blvd.
                              Attn: Debra Morris
                              MA1-MB3-02-03
                              Dorchester, MA 02125-3312

                              First Professional Bank                    27,369,453.54              5.21%
                              5525 Etiwanda Avenue Ste. 110
                              Tarzana, CA 91356-3642

                              Brotherood Bank and Trust Company          83,551,889.47             19.50%
                              Attn: Connie Herold
                              756 Minnesota Avenue
                              Kansas City, KS 66101-2704

                              Muir & Co.                                    55,810,822             10.35%
                              C/o Frost National Bank
                              P.O. Box 2479
                              San Antonio, TX 78298-2479

                              OL Trust &Co.                              52,648,811.85              9.43%
                              C/o Old National Bank in Evansville
                              Attn: David Crow
                              P.O. Box 207
                              Evansville, IN 47702-0207

CLASS C SHARES                First Security Bank of Utah NA            104,371,308.39             13.21%
                              Cash Management (Cash Sweep Acct.)
                              Attn: Bill Wilcox
                              61 South Main Street
                              Salt Lake City, UT 84111-1909

                              Progress Bank                              77,261,976.54              9.81%
                              Attn: Marge McAleer
                              4 Sentry Parkway
                              P.O. Box 3036
                              Blue Bell, PA 19422-0764

                              Citizens Bank                             270,595,617.76             33.31%
                              Attn: Dept. 001065 ROD
                              328 South Siginaw
                              Flint, MI 48502-1923

                              Sterling Bank                              73,484,158.23              8.78%
                              Attn: Joe Klingen
                              15000 Northwest Freeway
                              Houston, TX 77040-3299

SWEEP CLASS SHARES            Enterprise National Bank                    4,093,392.23              6.19%
                              Attn: Cheryl Shackleford
                              6075 Poplar Ave. Ste. 120
                              Memhis, TN 38119-4742

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
                              United Community Banks                      3,647,522.08              5.69%
                              Attn: Jeanette Garrett
                              P.O. Box 398
                              Blairsville, GA 30514-0398

                              Texas Capital Bank National Assocation     14,029,884.53             18.12%
                              Attn: Courtney Reynolds
                              4230 LBJ Freeway Ste. 100
                              Dallas, TX 75244-5817

                              First State Bank of Russellville            7,024,256.89             12.30%
                              P.O. Box 10610
                              Russellville, AR 72812-0610

                              The Business Bank                           3,371,331.07              5.17%
                              8399 Leesburg Pike
                              Vienna, VA 22182-2419

                              Eldorado Bank                               6,998,964.79             12.60%
                              Eldorado Bankshares as affiliated
                              24012 Calle de la Plata Ste. 150
                              Laguna Hills, CA 92653-3621

                              Mahopac National Bank                       4,806,742.36              7.86%
                              630 Route 6
                              Mahopac, NY 10541-1651

CLASS H SHARES                SEI Private Trust Company                  12,822,229.68               100%

GOVERNMENT FUND               SEI Trust Company                          31,491,999.42              9.95%
CLASS A SHARES                Christopher Dilbeck
                              Mutual Funds Administrator
                              One Freedom Valley Drive
                              Oaks, PA 19456

                              People's Bank                                 82,244,151             24.64%
                              Attn: Trust Dept., Mary Lou Varnum
                              850 Main St., RC 13-505
                              Bridgeport, Ct. 06604-4917

                              SEI Trust Co.                              51,052,897.57             15.43%
                              FBO 601 Banks
                              1 Freedom Valley Dr.
                              Oaks, PA 19456

                              Regional Transportation Authority          23,288,928.86              7.07%
                              Treasurer
                              181 West Madison Ste. 1900
                              Chicago, IL 60602-4501

                              Burns and McDonnell Engineering            55,596,232.06             16.89%
                              9400 Ward Parkway
                              Kansas City, MO 64114-3319

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
CLASS B SHARES                SEI Trust Co.                              20,458,076.51             18.35%
                              FBO 601 Banks
                              Attn: Eileen Carlucci
                              1 Freedom Valley Dr.
                              Oaks, PA 19456

                              SEI Private Trust Company                      8,000,000              7.13%
                              Attn: David Baumgort
                              One Freedom Valley Drive
                              Oaks, PA 19456

                              Sterling Bank                              20,465,720.02             18.28%
                              Attn: Joe Klingen
                              15000 Northwest Freeway
                              Houston, TX 77040-3299

                              Sovereign Bank                              7,879,528.71              7.17%
                              2 Morrissey Blvd.
                              Attn: Debra Morris
                              MA1-MB3-02-03
                              Dorchester, MA 02125-3312

                              US Trust                                    5,735,820.63              5.31%
                              40 Court Street
                              Boston, MA 02108-2202

                              California Federal Bank                    10,888,122.03             10.80%
                              Processing Operations
                              Attn: Evelyn Tobilla
                              830 Stillwater Rd. D-2
                              05-830=0210
                              West Sacramento, CA 95605-1630

                              Evergreen Bank                             15,431,301.13             13.72%
                              301 E. Lake Ave. E
                              Seattle, WA 98109-5407

                              Brotherhood Bank and Trust Company           7,810117.18              6.84%
                              Attn: Connie Herold
                              756 Minnesota Avenue
                              Kansas City, KS 66101-2704

CLASS C SHARES                SEI Trust Company                           6,384,135.47              6.11%
                              Christopher Dilbeck
                              Mutual Funds Administrator
                              One Freedom Valley Drive
                              Oaks, PA 19456

                              Guaranty Federal Bank, F.S.B.              16,407,373.58             15.15%
                              Attn: James Bonney
                              8333 Douglas Ave.
                              Dallas, TX 75225-5845

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
                              Sterling Bank                              30,715,485.04             29.39%
                              Attn: Joe Klingen
                              15000 Northwest Freeway
                              Houston, TX 77040-3299

                              Citizens Bank                              11,322,945.64             11.01%
                              Attn: Crista Penman
                              500 W. Broadway
                              Famington, NM 87401-5895

                              First Community Bank                        5,394,627.33              5.43%
                              Attn: Pam Wittwer
                              7272 Joshua Lane
                              Yucca Valley, CA 92284-2923

                              California Federal Bank                    13,412,124.22             13.25%
                              Processing Operations
                              Attn: Evelyn Tobilla
                              830 Stillwater Rd. D-2
                              05-830=0210
                              West Sacramento, CA 95605-1630

                              Sterling Bank                               6,673,523.68              6.46%
                              15000 Northwest Freeway
                              Houston, TX 77040-3299

SWEEP CLASS SHARES            Enterprise National Bank                    3,595,164.50              7.41%
                              Attn: Cheryl Shackelford
                              6075 Poplar Ave. Ste. 120
                              Memphis, TN 38119-4742

                              Manufacturers Bank                             7,190,547             15.32%
                              Attn: Shigeki Okamura
                              515 S. Figueroa St. 5th Floor
                              Los Angeles, CA90071-3301

                              United Community Banks                        28,177,265             51.07%
                              Attn: Jeanette Garrett
                              P.O. Box 398
                              Blairsville, GA 30514-0398

                              California Federal Bank                     5,893,140.07             11.25%
                              Processing Operations
                              Attn: Evelyn Tobilla
                              830 Stillwater Rd. D-2
                              05-830=0210
                              West Sacramento, CA 95605-1630

                              The Bank of Fayetteville                    1,239,630.76              5.04%
                              One South Block
                              Fayetteville, AR 72701

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
TREASURY II FUND              Citizens Bank                              27,081,095.14              5.74%
CLASS A SHARES                C/o Trust Operations 332021
                              101 N Washington Avenue
                              Saginaw, MI 48607-1206

                              NAIDOT & Co.                                  45,153,100              9.67%
                              C/o Bessemer Trust Company
                              Attn: Peter Scully
                              630 Fifth Avenue 38th Floor
                              New York, NY 10111-0100

                              CherryTrust & Co.                          46,000,127.33              9.70%
                              C/o The Bank of Cherry Creek
                              Attn: Daniel Rich
                              3033 E 1st Avenue
                              Denver, CO 80206-5617

                              The New Hillman Company                    85,079,006.31             18.65%
                              C/o Amalgamated Bank of New York
                              Attn: Rosemarie Rodin
                              11-15 Union Square
                              New York, NY 10459-2792

                              SEI Trust Company                          44,640,675.15              9.51%
                              Christopher Dilbeck
                              Mutual Funds Administrator
                              One Freedom Valley Drive
                              Oaks, PA 19456

                              The Farmers Company                           38,241,450              8.20%
                              C/o Farmers First Bank-Lititz
                              Attn: Wendy Basehoar
                              P.O. Box 1000
                              Lititz, PA 17543-7000

                              BMS and Company                               29,622,273              6.86%
                              C/o Central Trust Bank
                              Attn: Wanda McGlade
                              P.O. Box 779
                              Jefferson City, MO 65102-0779

                              SEI Trust Company                          25,170,063.14              5.38%
                              Attn: Christopher Dilbeck
                              One Freedom Valley Drive
                              Oaks, PA 19456

CLASS B SHARES                SEI Trust Company                          19,101,999.91             16.86%
                              Attn: Ian Weiss
                              One Freedom Valley Drive
                              Oaks, PA 19456

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
                              SEI Trust Co.                               9,556,963.99              8.42%
                              FBO 601 Banks
                              Attn: Eileen Carlucci
                              1 Freedom Valley Dr.
                              Oaks, PA 19456

                              Compass Bank Treasury Management              34,047,000             28.43%
                              15 South 20th Street Suite 702
                              Birmingham, AL 35233-2000

                              Sovereign Bank                              5,678,377.92              5.31%
                              2 Morrissey Blvd.
                              Attn: Debra Morris
                              MA1-MB3-02-03
                              Dorchester, MA 02125-3312

                              SEI Private Trust Company                  10,963,194.32              9.69%
                              One Freedom Valley Dr.
                              Oaks, PA 19403

                              Muir & Co.                                 16,100,969.32             13.86%
                              C/o Frost National Bank
                              P.O. Box 2479
                              San Antonio, TX 78298-2479

                              SEI Trust Company                           12,331,756.1             10.84%
                              Attn: Christopher Dilbeck
                              One Freedom Valley Drive
                              Oaks, PA 19456

CLASS C SHARES                Guaranty Federal Bank, F.S.B.              50,958,077.34             53.69%
                              Attn: James Bonney
                              8333 Douglas Ave.
                              Dallas, TX 75225-5845

                              Compass Bank Treasury Management              29,436,000             30.28%
                              Attn: Steven Cornelison
                              P.O. Box 10566
                              Birmingham, Al 35296-0001

                              CENCO                                       6,293,461.69              6.88%
                              C/o Compass Bank
                              Attn: Bobby Morris
                              P.O. Box 10566
                              Birmingham, AL 35296-0001

TREASURY FUND                 WABANC & Co.                                  30,481,243             14.78%
CLASS A SHARES                C/o Washington Trust Bank
                              Attn: Lyla Morgenstern
                              P.O. Box 2127
                              Spokane, WA 99210-2127

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
                              BMS and Company                               27,250,247             13.07%
                              C/o Central Trust Bank
                              Attn: Wanda McGlade
                              P.O. Box 779
                              Jefferson City, MO 65102-0779

                              SEI Private Trust Company                  10,806,655.77              5.19%
                              One Freedom Valley Dr.
                              Oaks, PA 19403

                              BNY Midwest Trust Company                  14,074,566.53              6.77%
                              Custodian for LHIW
                              Attn: Karen Krystof
                              209 W. Jackson Blvd. Ste. 700
                              Chicago, IL 60606-6956

                              BNY Midwest Trust Company                  53,599,571.39             25.82%
                              Custodian for Reliance Insurance Co.
                              Attn: Karen Krystof
                              209 W. Jackson Blvd.
                              Chicago, IL 60606-6956

                              KPMG LLP                                      25,000,000             12.06%
                              Attn: Jarvey Skolnick
                              3 Chestnutridge Rd.
                              Montvale, NJ 07645-1842

CLASS B SHARES                Sovereign Bank                             61,391,771.06             19.22%
                              2 Morrissey Blvd.
                              Attn: Debra Morris
                              MA1-MB3-02-03
                              Dorchester, MA 02125-3312

                              Citizens Bank                             195,779,319.66             59.41%
                              Attn: Dept. 001065 ROD
                              328 South Siginaw
                              Flint, MI 48502-1923

                              SEI Trust Co.                              27,926,326.01              8.87%
                              FBO 601 Banks
                              Attn: Eileen Carlucci
                              1 Freedom Valley Dr.
                              Oaks, PA 19456

CLASS C SHARES                Modesto Commerce Bank                       5,445,254.72              5.47%
                              1623 J St.
                              Modesto, CA 95354-1126

                              Corelink Financial Inc.                     14,991,582.4             14.89%
                              Attn: Chris Deonier-MA
                              1855 Gateway Blvd. #500
                              Concord, CA 94520-3289

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
                              Corelink Financial Inc.                     5,839,037.51              5.78%
                              Attn: Chris Deonier-CT
                              1855 Gateway Blvd. #500
                              Concord, CA 94520-3289

                              Corelink Financial Inc.                    11,177,239.83             11.26%
                              Attn: Chris Deonier-RI
                              1855 Gateway Blvd. #500
                              Concord, CA 94520-3289

                              First Victoria National Bank               13,415,298.86             12.11%
                              Attn: Grace Pantel
                              P.O. Box 1338
                              Vistoria, TX 77902-1338

                              Progress Bank                              12,660,081.07             13.22%
                              Attn: Marge McAleer
                              4 Sentry Parkway
                              P.O. Box 3036
                              Blue Bell, PA 19422-0764

                              First Security Bank of Utah NA              8,862,526.06              8.70%
                              Cash Management (Cash Sweep Acct)
                              Attn: Bill Wilcox
                              61 South Main Street
                              Salt Lake City, UT 84111-1909

SWEEP CLASS SHARES            First State Bank of Russellville            7,483,978.32              7.53%
                              P.O. Box 10610
                              Russellville, AR 72812-0610

                              Texas Capital Bank                         11,180,757.77             11.37%
                              National Association
                              Attn: Courtney Reynolds
                              4230 LBJ Freeway Ste. 100
                              Dallas, TX 75244-5817

                              Manufacturers Bank                             8,165,081              7.96%
                              Attn: Shigeki Okamura
                              515 S. Figueroa St. 5th Floor
                              Los Angeles, CA 90071-3301

                              Citizens Bank                              66,102,605.16             61.07%
                              Attn: Dept. 001065 ROD
                              328 South Siginaw
                              Flint, MI 48502-1923

CORPORATE DAILY               Case Western Reserve University             5,528,546.03             10.93%
INCOME FUND                   10900 Euclid Avenue
CLASS A SHARES                Cleveland, OH 44106-4901

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
                              Adminstaff Inc. (Delaware)                  6,595,110.61             13.03%
                              Attn: Richard G. Rawson
                              19001 Crescent Springs Dr.
                              Kingwood, TX 77339-3802

                              Wellington Trust Company, NA                6,766,874.89             12.46%
                              Attn: Patrick Eastwood
                              200 State Street, Floor 10
                              Boston, MA 02109-2605

                              SEI Private Trust Company                  14,338,552.26             28.37%
                              One Freedom Valley Rd.
                              Oaks, PA 19403

SHORT-DURATION                SEI Private Trust Company                   4,027,208.02             40.76%
GOVERNMENT FUND               One Freedom Valley Rd.
CLASS A SHARES                Oaks, PA 19403

                              Woodstock                                     726,236.59              7.42%
                              P.O. Box 8000
                              181 2nd Streets
                              Wisconsin Rapids, WI 54494-4100

                              Capital City Trust Company                    910,794.32              9.30%
                              Attn: Linda Glessner
                              P.O. Box 1549
                              Tallahassee, FL 32302-1549

                              Trico & Co.                                   947,005.43              9.65%
                              C/o National Bank of Commerce
                              MS Attn: Tammy Stevenson
                              P.O. Box 631
                              Columbus, MS 39703-0631

INTERMEDIATE-DURATION         SEI Private Trust Company                     425,224.73              5.25%
GOVERNMENT FUND               One Freedom Valley Rd.
CLASS A SHARES                Oaks, PA 19403

                              SEI Private Trust Company                   1,869,758.07             22.91%
                              One Freedom Valley Rd.
                              Oaks, PA 19403

                              SEI Private Trust Company                   1,348,823.27             16.65%
                              One Freedom Valley Rd.
                              Oaks, PA 19403

                              Sheldon & Co.                                 913,956.08             11.28%
                              C/o National City Bank
                              P.O. Box 94984
                              Cleveland, OH 44101-4984

                              Citizens Bank                                 509,450.72              6.29%
                              C/o Trust Operations 332021
                              101 N. Washington Avenue
                              Saginaw, MI 48607-1206

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
                              New Haven Savings Bank                        749,575.13              9.25%
                              Attn: Joan Hemperly
                              195 Church St.
                              New Haven, Ct. 06510-2009

GNMA FUND                     OL Trust & Co.                                491,837.71              5.17%
CLASS A SHARES                C/o Old National Bank in Evansville
                              Attn: David Crow
                              P.O. Box 207
                              Evansville, IN 47702-0207

                              SEI Private Trust Company One Freedom       3,253,366.84             33.13%
                              Valley Rd.
                              Oaks, PA 19403

                              ACNB Company                                  509,518.01              5.36%
                              Adams County National Bank
                              P.O. Box 4566
                              Gettysburg, PA 17325-4566

                              SEI Trust Co.                                 545,494.74              5.74%
                              FBO 601 Banks
                              Attn: Eileen Carlucci
                              1 Freedom Valley Dr.
                              Oaks, PA 19456

SHORT-DURATION                Union Planters Bank                               347.83            100.00%
GOVERNMENT FUND               Attn: Kim Keller Administrator
CLASS B SHARES                810 Crescent Centre Dr. Ste. 400
                              Franklin, TN 37067-6222

                           CUSTODIANS AND WIRE AGENT

    The Bank of New York, 48 Wall Street, New York, New York 10286, (a "Custodian"), serves as custodian of the assets of the Money Market and Treasury Funds. First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 (a "Custodian," and together the "Custodians"), serves as custodian and wire agent of the assets of the Prime Obligation, Government, Government II, Treasury II, Corporate Daily Income, Treasury Securities Daily Income, Short-Duration Government, Intermediate-Duration Government, and GNMA Funds, and wire agent for the Money Market and Treasury Funds. The Custodians hold cash, securities and other assets of the Trust as required by the 1940 Act.

                                    EXPERTS

    The financial statements incorporated by reference into this Statement of Additional Information and the Financial Highlights included in the prospectuses have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report, with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

                                 LEGAL COUNSEL

    Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

                              FINANCIAL STATEMENTS

    The Trust's financial statements for the fiscal year ended January 31, 2000, including notes thereto and the report of Arthur Andersen LLP thereon, and the Trust's financial statements for the six-months ended July 31, 2000 (unaudited) are herein incorporated by reference from the Trust's 2000 Annual Report and the Trust's Semi-Annual Report for the six-months ended July 31, 2000. A copy of the 2000 Annual Report and the Semi-Annual Report for the six-months ended July 31, 2000 must accompany the delivery of this Statement of Additional Information.